As filed with the Securities and Exchange Commission on February 26, 2010.


                                                Securities Act File No. 33-54016
                                       Investment Company Act File No. 811-07326

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

Pre-Effective Amendment No. __


Post-Effective Amendment No. 23                                              [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


Amendment No. 25                                                             [X]


                          GABELLI INVESTOR FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                 One Corporate Center, Rye, New York 10580-1422
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: 1-800-422-3554

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and Address of Agent for Service)

                                   Copies To:


Bruce N. Alpert                             Richard T. Prins, Esq.
Gabelli Investor Funds, Inc.                Skadden, Arps, Slate, Meagher & Flom
One Corporate Center                        Four Times Square, 30th Floor
Rye, New York 10580-1422                    New York, New York 10036


It is proposed that this filing will be effective:

[ ]  immediately upon filing pursuant to paragraph (b); or


[ ]  on ________ pursuant to paragraph (b); or


[ ]  60 days after filing pursuant to paragraph (a)(1); or


[X]  on April 30, 2010 pursuant to paragraph (a)(1); or


[ ]  or 75 days after filing pursuant to paragraph (a)(2); or

[ ]  on _______ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE GABELLI ABC FUND (THE "FUND")



A SERIES OF GABELLI INVESTOR FUNDS, INC.



CLASS   TICKER SYMBOL
-----   -------------
 AAA       [GABCX]


PROSPECTUS


April 30, 2010


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              THE GABELLI ABC FUND
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                                  800-GABELLI
                                 (800-422-3554)
                               FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
                (Net Asset Value per share may be obtained daily
                     by calling 800-GABELLI after 7:00 p.m.)


                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.

                               TABLE OF CONTENTS

SUMMARY. ...................................   [_]
INFORMATION ABOUT THE FUND'S
   INVESTMENT OBJECTIVE, INVESTMENT
   STRATEGIES, AND RELATED RISKS ...........   [_]
MANAGEMENT OF THE FUND .....................   [_]
INDEX DESCRIPTIONS .........................   [_]
PURCHASE OF SHARES .........................   [_]
REDEMPTION OF SHARES .......................   [_]
EXCHANGE OF SHARES. ........................   [_]
PRICING OF FUND SHARES .....................   [_]
DIVIDENDS AND DISTRIBUTIONS ................   [_]
TAX INFORMATION ............................   [_]
MAILINGS TO SHAREHOLDERS AND E-DELIVERY ....   [_]
FINANCIAL HIGHLIGHTS .......................   [_]

                                     SUMMARY



                              INVESTMENT OBJECTIVE



The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.



FEES AND EXPENSES OF THE FUND:



This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.



SHAREHOLDER FEES (fees paid directly from your investment):
   Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price) .....................................   None
   Maximum Deferred Sales Charge (Load) (as a percentage of redemption or
      offering price, whichever is lower) .....................................   None
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends
      (as a percentage of amount invested) ....................................   None
   Redemption Fee (as a percentage of amount redeemed for shares held 7 days
      or less) payable to the Fund ............................................   2.00%
      Exchange Fee ............................................................   None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
   Management Fees ............................................................   0.50%
   Distribution and Service (Rule 12b-1) Fees .................................   None
   Other Expenses .............................................................  [_.__]%
                                                                                 -----
Total Annual Fund Operating Expenses ..........................................  [_.__]%
                                                                                 =====



                                EXPENSE EXAMPLE



This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------   -------   -------   --------
$[____]   $[____]   $[____]    $[____]



                               PORTFOLIO TURNOVER



The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.



                        PRINCIPAL INVESTMENT STRATEGIES



The Fund invests primarily in securities of domestic and foreign issuers that the Fund's portfolio manager of the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser") believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks (i.e., common stocks that trade at a significant discount to the Adviser's assessment of their "private market value" -- the value informed investors would be willing to pay to acquire the entire company), convertible securities (the income component of which makes such securities less risky than common stocks), and virtually risk-free U.S. Treasury Bills, and by utilizing certain "arbitrage" strategies. The Fund's use of arbi-trage may be described as investing in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.



In selecting investments for the Fund, the Adviser considers a number of factors, including:



     - the Adviser's own evaluations of the "private market value" of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company



     -    the interest or dividend income generated by the securities



     -    the potential for capital appreciation of the securities



     -    the prices of the securities relative to other comparable securities



     - whether the securities are entitled to the benefits of sinking funds or other protective conditions



     - the existence of any anti-dilution protections or guarantees of the security



     -    the diversification of the Fund's portfolio as to issuers



The Adviser also evaluates the issuer's free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company's industry, or indigenous to the company, or country itself that will surface additional value.



                                 PRINCIPAL RISKS



YOU MAY WANT TO INVEST IN THE FUND IF:



     -    you favor a conservative approach to investments and returns



     -    you seek stability of principal more than growth of capital



The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share ("NAV") than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities, which may involve major risk exposures such as increased sensitivity to interest rate, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price or may not close on the expected date. The investment policies of the Fund may lead to a higher portfolio turnover rate which could increase the Fund's expenses, and could negatively impact the Fund's performance. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that the potential private market value of the Fund's stocks will never be realized or that the portfolio securities' prices will decline. Foreign securities are also subject to currency, information, and political risks.



The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund



The principal risks presented by the Fund are:



     - GENERAL. The Adviser expects that, in accordance with the Fund's investment objective, it will invest the Fund's assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund's total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.



     - MARKET RISK. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company's securities will decline significantly, or the transaction may take longer than expected to be completed.



     - PORTFOLIO TURNOVER RISK. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest, or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Fund's expenses which could negatively impact the Fund's performance.



     - NON-DIVERSIFICATION RISK. The Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.



     - HEDGING RISK. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser's ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.



     - LOWER RATED SECURITIES. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default.

          These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as "junk bonds."



     - SHORT SALES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security's value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold "short" by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.



     - FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.



                                   PERFORMANCE



The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compare with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.gabelli.com.



                              THE GABELLI ABC FUND
      (TOTAL RETURNS FOR CLASS AAA SHARES FOR THE YEARS ENDED DECEMBER 31)

                               (PERFORMANCE GRAPH)

2000   10.9%
2001    4.6%
2002    0.9%
2003    4.9%
2004    1.9%
2005    5.0%
2006   12.0%
2007
2008   (2.6)%
2009    [__]%



During the years shown in the bar chart, the highest return for a quarter was [5.7]% ([quarter ended June 30, 1999]) and the lowest return for a quarter was [(1.2)]% ([quarter ended December 31, 2008]).

AVERAGE ANNUAL TOTAL RETURNS                                             PAST        PAST         PAST
(FOR THE YEARS ENDED DECEMBER 31, 2009)                                ONE YEAR   FIVE YEARS   TEN YEARS
---------------------------------------                                --------   ----------   ---------
The Gabelli ABC Fund Class AAA Shares
   Return Before Taxes .............................................    [_.__]%     [_.__]%      [_.__]%
   Return After Taxes on Distributions .............................    [_.__]%     [_.__]%      [_.__]%
   Return After Taxes on Distributions and Sale of Fund Shares .....    [_.__]%     [_.__]%      [_.__]%
   S&P 500 Index (reflects no deduction for fees, expenses, or
      taxes) .......................................................    [_.__]%     [_.__]%      [_.__]%
   Lipper U.S. Treasury Money Market Fund Average (reflects no
      deduction for fees, expenses, or taxes) ......................    [_.__]%     [_.__]%      [_.__]%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.] Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").



                                   MANAGEMENT



THE ADVISER. Gabelli Funds, LLC serves as Adviser to the Fund.



THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, Chairman, Chief Executive Officer and Chief Investment Officer -- Value Portfolios of the Adviser has served as Portfolio Manager of the Fund since its inception on May 1, 1998.



                        PURCHASE AND SALE OF FUND SHARES



The minimum initial investment must be at least $1,000 ($10,000 for "IRAs", "Roth" IRAs, or "Coverdell" Education Saving Plans). The minimum initial investment in an automatic monthly investment plan is $10,000. There are no subsequent minimum investments.



You can purchase or redeem the Fund's shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), or by bank wire.



You may also redeem Fund shares by telephone at 1-800-GABELLI (1-800-422-3554), on the Internet at www.gabelli.com, or through an automatic cash withdrawal plan.



                                 TAX INFORMATION



The Fund's distributions will generally be taxable as ordinary income or long-term capital gains to taxable investors.

               INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE,
                    INVESTMENT STRATEGIES, AND RELATED RISKS



The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund's investment objective [is fundamental and] may not be changed without shareholder approval.



The Fund invests primarily in securities of domestic and foreign issuers that the Fund's portfolio manager of the Adviser believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks (i.e., common stocks that trade at a significant discount to the Adviser's assessment of their "private market value" -- the value informed investors would be willing to pay to acquire the entire company), convertible securities (the income component of which makes such securities less risky than common stocks), and virtually risk-free U.S. Treasury Bills, and by utilizing certain "arbitrage" strategies. The Fund's use of arbitrage may be described as investing in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.



In selecting investments for the Fund, the Adviser considers a number of factors, including:



     - the Adviser's own evaluations of the "private market value" of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company



     -    the interest or dividend income generated by the securities



     -    the potential for capital appreciation of the securities



     -    the prices of the securities relative to other comparable securities



     - whether the securities are entitled to the benefits of sinking funds or other protective conditions



     - the existence of any anti-dilution protections or guarantees of the security



     -    the diversification of the Fund's portfolio as to issuers



The Adviser also evaluates the issuer's free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company's industry, or indigenous to the company, or country itself that will surface additional value.



The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price or may not close on the expected date. The investment policies of the Fund may lead to a higher portfolio turnover rate which could increase the Fund's expenses, and could negatively impact the Fund's performance. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that the potential private market value of the Fund's stocks will never be realized or that the portfolio securities' prices will decline. Foreign securities are also subject to currency, information, and political risks.



The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information ("SAI") which may be obtained by calling 800-GABELLI (800-422-3554), your broker, or free of charge through the Fund's website at www.gabelli.com.



Investing in the Fund involves the following risks:


     - GENERAL. The Adviser expects that, in accordance with the Fund's investment objective, it will invest the Fund's assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund's total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

     - MARKET RISK. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company's securities will decline significantly, or the transaction may take longer than expected to be completed.

     - PORTFOLIO TURNOVER RISK. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest, or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Fund's expenses which could negatively impact the Fund's performance.

     - NON-DIVERSIFICATION RISK. The Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.

     - HEDGING RISK. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser's ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The

          Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

     - LOWER RATED SECURITIES. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as "junk bonds."

     - SHORT SALES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security's value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold "short" by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.

     - FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.


                             MANAGEMENT OF THE FUND



THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund, continuously reviews and administers the Fund's investment program, and manages the Fund's operations under the general supervision of the Fund's Board of Directors (the "Board"). The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc. a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors ,Inc. ("GBL"), a publicly held company listed on the NYSE.



As compensation for its services and the related expenses borne by the Adviser for the fiscal year ended December 31, 2009, the Fund paid the Adviser a fee computed daily and payable monthly equal on an annual basis to 0.50% of the Fund's average daily net assets.



The Fund's semi-annual report to shareholders for the period ended June 30, 2009, contains a discussion of the basis of the Board's determination to continue the investment advisory agreement.



THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is responsible for the day-to-day investment management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer-Value Portfolios of GAMCO Asset Management Inc., another wholly-owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.

The Fund's SAI provides additional information about Mr. Gabelli's compensation, other accounts and pooled investment vehicles managed by Mr. Gabelli, and Mr. Gabelli's ownership of securities in the Fund.



REGULATORY MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the Securities and Exchange Commission ("SEC") to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the Investment Company Act of 1940, as amended ("1940 Act"), and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant, and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above-referenced federal securities laws. The settlement did not impact the Fund and did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the investment advisory agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the investment advisory agreement.



                               INDEX DESCRIPTIONS



The Standard & Poor ("S&P") 500 Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses, or taxes.



The Lipper U.S. Treasury Money Market Fund Average represents the average performance of U.S. Treasury money market mutual funds as tracked by Lipper, Inc.



You cannot invest directly in the S&P 500 Index or the Lipper U.S. Treasury Money Market Fund Average.



                               PURCHASE OF SHARES



You can purchase the Fund's Class AAA Shares on any Business Day. The Fund's Class AAA Shares are offered only to (1) clients of financial intermediaries (i) that charge such clients an ongoing fee for advisory, investment, consulting or similar service, or (ii) where Gabelli & Company, Inc. and the Fund's distributor (the "Distributor") has entered into an agreement permitting the financial intermediary to offer Class AAA Shares through its mutual fund supermarket network or platform, and (2) customers of the Distributor.


     - BY MAIL OR IN PERSON. You may open an account by mailing a completed subscription order form with a check or money order payable to "The Gabelli ABC Fund" to:

          BY MAIL                 BY PERSONAL DELIVERY
          THE GABELLI FUNDS       THE GABELLI FUNDS
          P.O. BOX 8308           C/O BFDS
          BOSTON, MA 02266-8308   30 DAN ROAD
                                  CANTON, MA 02021-2809

You can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the above address with a note stating your exact name and account number, the name of the Fund(s), and class of shares you wish to purchase.

     - BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct your bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                      225 FRANKLIN STREET, BOSTON, MA 02110
                       ABA #011-0000-28 REF DDA #99046187
                            RE: THE GABELLI ABC FUND
                               ACCOUNT #__________
                         ACCOUNT OF [REGISTERED OWNERS]

          If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although the Fund's transfer agent, State Street, will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its Class AAA Shares based on the NAV next determined after the time as of which the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of the NAV.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $10,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRAs, "Roth" IRAs, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans; the Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such Retirement Plans is $10,000. There is no minimum for subsequent investments for retirement plans.


AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. The minimum investment for accounts establishing an automatic investment plan is $10,000. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system.You must have a completed, approved Investment Plan application on file with the Fund's transfer agent.There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds.To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements. The Fund also offers another Class of shares under different selling and shareholder servicing arrangements pursuant to a separate Prospectus. Except for differences attributable to these arrangements, the shares of both Classes are substantially the same.


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


                              REDEMPTION OF SHARES


You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form subject to a redemption fee described below. See "Pricing of Fund Shares" for a description of the calculation of NAV.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.


In order to discourage frequent short-term trading in Fund shares, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Class AAA Shares that are redeemed or exchanged within seven (7) days or less after the date of a purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund, and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege. The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.



While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund's policies. Subject to the exclusions discussed above, the Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Fund to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary's policies on frequent trading restrictions.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.

You may redeem shares through the Distributor or directly from the Fund through the Fund's transfer agent.


     - BY LETTER. You may mail a letter requesting the redemption of shares to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308.Your letter should state the name of the Fund(s) and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered and, if there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature on your redemption letter.You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.


     - BY TELEPHONE OR THE INTERNET. Unless you have requested that telephone or Internet redemptions from your account not be permitted, you may redeem your shares in an account (excluding an IRA) directly registered with State Street by calling either 800-GABELLI (800-422-3554) or 800-872-5365 (617-328-5000 from outside the United
          States) or by visiting our website at www.gabel-li.com. YOU MAY NOT REDEEM FUND SHARES HELD THROUGH AN IRA THROUGH THE INTERNET. IRA holders should consult a tax adviser concerning the current tax rules applicable to IRAs. If State Street properly acts on telephone or Internet instructions after following reasonable procedures to protect against unauthorized transactions, neither State Street nor the Fund will be responsible for any losses due to unauthorized telephone or Internet transactions and instead you would be responsible. You may request that proceeds from telephone or Internet redemptions be mailed to you by check (if your address has not changed in the prior 30 days), forwarded to you by bank wire, or invested in another mutual fund advised by the Adviser (see "Exchange of Shares"). Among the procedures that State Street may use are passwords or verification of personal information. The Fund may impose limitations from time to time on telephone or Internet redemptions.

          1. TELEPHONE OR INTERNET REDEMPTION BY CHECK. The Fund will make checks payable to the name in which the account is registered and normally will mail the check to the address of record within seven days.

          2. TELEPHONE OR INTERNET REDEMPTION BY BANK WIRE. The Fund accepts telephone or Internet requests for wire redemption in amounts of at least $1,000. The Fund will send a wire to either a bank designated on your subscription order form or on a subsequent letter with a guaranteed signature. The Fund will deduct a wire fee (currently $5.00) from your account if you redeem less than $5,000.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account, and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if the Fund's value falls below $10,000 as a result of redemptions (but not as a result of a decline in NAV).You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $10,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected based on the NAV next determined after the time as of which the Fund, or if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

REDEMPTION IN KIND. In certain circumstances, the Fund may pay your redemption proceeds wholly or partly in portfolio securities. Where applicable, payment would be made in portfolio securities only in the rare instance that the Fund's Board believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                               EXCHANGE OF SHARES


You can exchange shares of the Fund you hold for shares of the same class of certain other funds managed by the Adviser or its affiliates based on their relative NAVs at the time of exchange. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554). You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.


In effecting an exchange:

     - you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;

     - if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange;

     - if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;

     -    you may realize a taxable gain or loss;

     - you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and

     - you should be aware that brokers may charge a fee for handling an exchange for you.


You may exchange shares through the Distributor, directly through the Fund's transfer agent, or through a registered broker-dealer.


     - EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.

     - EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.

     - EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. YOU may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.

The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.

Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.

                             PRICING OF FUND SHARES

The NAV of the Fund's Class AAA Shares is calculated on each Business Day. A Business Day is any day the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Fund's NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Class AAA Shares by the total number of Class AAA Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

                          DIVIDENDS AND DISTRIBUTIONS


The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis. You may have dividends or capital gain distributions that are declared by the Fund reinvested automatically at NAV in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you first purchase your shares. You may change this election by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends are paid to shareholders. There can be no assurance that the Fund will realize any capital gains or other income with which to pay dividends and distributions. Dividends and distributions may differ for different classes of shares.


                                TAX INFORMATION


The Fund expects that distributions will consist primarily of investment company taxable income and net capital gains. Dividends out of investment company taxable income (including distributions of net short-term capital gain (I.E., gains from securities held by the Fund for one year or less)) are taxable to you as ordinary income, if you are a U.S. shareholder, except that qualified dividends may be eligible for a reduced rate through 2010 (unless extended legislatively). Properly designated distributions of net capital gain (I.E., net long-term capital gains minus net short-term capital loss) ("Capital Gain Dividends") are taxable to you at long-term capital gain rates no matter how long you have owned your shares. High portfolio turnover can indicate a high level of short-term capital gains that, when distributed to shareholders, are taxed as ordinary income rather than at the lower capital gains tax rate. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal and, if applicable, state, and local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction may be taxable. Foreign shareholders may be subject to a federal withholding tax.



A dividend declared by the Fund in October, November, or December and paid during January of the following year may in certain circumstances be treated as paid in December for tax purposes.



This summary of tax consequences is intended for general information only and is subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus.You should consult a tax adviser concerning the tax consequences of your investment in the Fund.



                    MAILINGS TO SHAREHOLDERS AND E-DELIVERY



In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request. The Fund offers electronic delivery of Fund documents. Direct shareholders of the Fund can elect to receive the Fund's annual, semi-annual, and quarterly Fund reports, manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Fund's website at www.gabelli.com. Shareholders who purchased the Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.



                              FINANCIAL HIGHLIGHTS



The Financial Highlights table is intended to help you understand the financial performance of the Fund for the past five fiscal years. The total returns in the table represent the return that an investor would have earned or lost on an investment in the Fund's Class AAA Shares (assuming reinvestment of all distributions). This information has been audited by [________________________], independent registered public accounting firm, whose report along with the Fund's financial statements and related notes, are included in the Fund's annual report, which is available upon request.

Selected data for a share of capital stock outstanding throughout each period:


                                          INCOME
                                FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
                         --------------------------------------  --------------------------------------
                                          Net
                                        Realized
              Net Asset                   and           Total                   Net
               Value,        Net       Unrealized       from        Net       Realized
Period Ended  Beginning  Investment    Gain (Loss)   Investment  Investment    Gain on        Total
December 31   of Period   Income(a)  on Investments  Operations    Income    Investments  Distributions
------------  ---------  ----------  --------------  ----------  ----------  -----------  -------------
CLASS AAA
2009            $_____     $____         $_____       $_____      $_____       $_____        $(0.26)
2008              9.80      0.11          (0.37)       (0.26)      (0.09)       (0.17)        (0.26)
2007             10.00      0.16           0.55         0.71       (0.17)       (0.74)        (0.91)
2006              9.85      0.30           0.88         1.18       (0.26)       (0.77)        (1.03)
2005              9.85      0.17           0.32         0.49       (0.15)       (0.34)        (0.49)

                                                                 RATIOS TO AVERAGE NET ASSETS/
                                                                         SUPPLEMENTAL DATA
                                                        ----------------------------------------------

                           Net                                      Operating   Operating
                           Asset           Net Assets,               Expenses   Expenses
                          Value,              End of        Net       Before     Net of      Portfolio
Period Ended  Redemption  End of   Total     Period     Investment    Fees        Fees        Turnover
December 31     Fees(a)   Period  Return+  (in 000's)     Income      Waived   Waived(b)(c)    Rate++
------------  ----------  ------  -------  -----------  ----------  ---------  ------------  ---------
CLASS AAA
2009           $____      $_____   ____%     $_______      ____%      ____%        ____%        ___%
2008            0.00(d)     9.28   (2.6)      129,687      1.11       0.64         0.64         472
2007            0.00(d)     9.80    7.1       176,322      1.50       0.79         0.65         204
2006            0.00(d)    10.00   12.0       154,776      2.44       1.14         0.64         190
2005            0.00(d)     9.85    5.0       176,989      1.26       1.14         0.64         127


----------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions.


++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been 439%, 394%, 302%, and 268%, respectively.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the years ended December 31, 2008, 2007, 2006, and 2005 would have been 0.63%, 0.63%, 0.62%, and 0.62%, respectively.

(c) The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61%, respectively. For the year ended December 31, 2008, the effect of interest expense was minimal.

(d)  Amount represents less than $0.005 per share.

                    GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC or Teton Advisors, Inc. (formerly Gabelli Advisers, Inc.) which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Securities and Exchange Commission often posts information about its regulations on its web-site, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                       THIS IS NOT PART OF THE PROSPECTUS.

                              THE GABELLI ABC FUND
                                CLASS AAA SHARES

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.


 You can obtain free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Fund by mail, toll-free phone, or the internet as follows:

                              The Gabelli ABC Fund
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                www.gabelli.com



You can also review and/or copy the Fund's Prospectuses, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC in Washington, D.C. You can get text-only copies:


     -    Free from the Fund's website at www.gabelli.com.


     - For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520 or by calling 202-551-8090.


     -    Free from the EDGAR Database on the SEC's website at www.sec.gov.

THE GABELLI ABC FUND (THE "FUND")



A SERIES OF GABELLI INVESTOR FUNDS, INC.



 CLASS    TICKER SYMBOL
-------   -------------
ADVISOR      [GABCX]


PROSPECTUS


April 30, 2010


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                              THE GABELLI ABC FUND
                              One Corporate Center
                            RYE, NEW YORK 10580-1422
                                  800-GABELLI
                                 (800-422-3554)
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
                (Net Asset Value per share may be obtained daily
                     by calling 800-GABELLI after 7:00 p.m.)


                                   QUESTIONS?
                                Call 800-GABELLI
                       or your investment representative.

                               TABLE OF CONTENTS

SUMMARY ..................................   [__]
INFORMATION ABOUT THE FUND'S
   INVESTMENT OBJECTIVE, INVESTMENT
   STRATEGIES, AND RELATED RISKS .........   [__]
MANAGEMENT OF THE FUND ...................   [__]
INDEX DESCRIPTIONS .......................   [__]
DISTRIBUTION FEES ........................   [__]
PURCHASE OF SHARES .......................   [__]
REDEMPTION OF SHARES .....................   [__]
EXCHANGE OF SHARES .......................   [__]
PRICING OF FUND SHARES ...................   [__]
DIVIDENDS AND DISTRIBUTIONS ..............   [__]
TAX INFORMATION ..........................   [__]
MAILINGS TO SHAREHOLDERS AND E-DELIVERY ..   [__]
FINANCIAL HIGHLIGHTS .....................   [__]

                                     SUMMARY

                              INVESTMENT OBJECTIVE



The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss.



FEES AND EXPENSES OF THE FUND:



This table describes the fees and expenses that you may pay if you buy and hold Advisor Class Shares of the Fund.



SHAREHOLDER FEES (fees paid directly from your investment):
   Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price) .....................................    None
   Maximum Deferred Sales Charge (Load) (as a percentage of redemption or
      offering price, whichever is lower) .....................................    None
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends
      (as a percentage of amount invested) ....................................    None
   Redemption Fee (as a percentage of amount redeemed for shares held 7 days
      or less) (payable to the Fund) ..........................................    2.00%
   Exchange Fee ...............................................................    None
   ANNUAL FUND OPERATING EXPENSES
      (expenses that you pay each year as a percentage
      of the value of your investment):
      Management Fees .........................................................    0.50%
      Distribution and Service (Rule 12b-1) Fees ..............................    0.25%
      Other Expenses ..........................................................   [_.__]%
                                                                                  -----
   Total Annual Fund Operating Expenses .......................................   [_.__]%
                                                                                  =====



                                EXPENSE EXAMPLE



This example is intended to help you compare the cost of investing in Advisor Class Shares of the Fund with the cost of investing in other mutual funds.



The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



 1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------   -------   -------   --------
$[_____]   $[____]   $[____]   $[____]



                               PORTFOLIO TURNOVER



The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was [__]% of the average value of its portfolio.



                        PRINCIPAL INVESTMENT STRATEGIES



The Fund invests primarily in securities of domestic and foreign issuers that the Fund's portfolio manager of the Fund's investment adviser, Gabelli Funds, LLC (the "Adviser") believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks (i.e., common stocks that trade at a significant discount to the Adviser's assessment of their "private market value" -- the value informed investors would be willing to pay to acquire the entire company), convertible securities (the income component of which makes such securities less risky than common stocks), and virtually risk-free U.S. Treasury Bills, and by utilizing certain "arbitrage" strategies. The Fund's use of arbi-trage may be described as investing in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may also invest up to 40% of its total assets in securities of non-U.S. issuers.The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.



In selecting investments for the Fund, the Adviser considers a number of factors, including:



     - the Adviser's own evaluations of the "private market value" of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company



     -    the interest or dividend income generated by the securities



     -    the potential for capital appreciation of the securities



     -    the prices of the securities relative to other comparable securities



     - whether the securities are entitled to the benefits of sinking funds or other protective conditions



     - the existence of any anti-dilution protections or guarantees of the security



     -    the diversification of the Fund's portfolio as to issuers



The Adviser also evaluates the issuer's free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company's industry, or indigenous to the company, or country itself that will surface additional value.



                                PRINCIPAL RISKS



YOU MAY WANT TO INVEST IN THE FUND IF:



     -    you favor a conservative approach to investments and returns



     -    you seek stability of principal more than growth of capital



The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in net asset value per share ("NAV") than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities, which may involve major risk exposures such as increased sensitivity to interest rate, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price or may not close on the expected date. The investment policies of the Fund may lead to a higher portfolio turnover rate which could increase the Fund's expenses, and could negatively impact the Fund's performance. The Fund is also subject to the risk that the potential private market value of the Fund's stocks will never be realized or that the portfolio securities' prices will decline. Foreign securities are also subject to currency, information, and political risks.

The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Your investment in the Fund is not guaranteed and you could lose some or all of the amount you invested in the Fund.



The principal risks presented by the Fund are:



     - GENERAL. The Adviser expects that, in accordance with the Fund's investment objective, it will invest the Fund's assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund's total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.



     - MARKET RISK. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company's securities will decline significantly, or the transaction may take longer than expected to be completed.



     - PORTFOLIO TURNOVER RISK. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest, or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Fund's expenses which could negatively impact the Fund's performance.



     - NON-DIVERSIFICATION RISK. The Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.



     - HEDGING RISK. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser's ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.



     - LOWER RATED SECURITIES. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as "junk bonds."



     - SHORT SALES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security's value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold "short" by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.



     - FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.



                                   PERFORMANCE



The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one year, five years, and ten years compares with those of a broad-based securities market index. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund's results can be obtained by visiting www.gabelli.com.



                              THE GABELLI ABC FUND
                 (TOTAL RETURNS FOR THE YEARS ENDED DECEMBER 31)

                               (PERFORMANCE GRAPH)

2000    10.9%
2001     4.6%
2002     0.9%
2003     4.9%
2004     1.9%
2005     5.0%
2006    12.0%
2007     6.9%
2008   (2.8)%
2009    [__]%



The bar chart above shows total returns for Class AAA Shares for the years ended 2000 through 2007 and total returns for the Advisor Class Shares for the years ended 2007 through 2009. During the years shown in the bar chart, the highest return for a quarter was [__]% ([quarter ended __]) and the lowest return for a quarter was [__]% ([quarter ended __]).



AVERAGE ANNUAL TOTAL RETURNS                                     PAST        PAST         PAST
(FOR THE YEARS ENDED DECEMBER 31, 2009)                        ONE YEAR   FIVE YEARS   TEN YEARS
---------------------------------------                        --------   ----------   ---------
The Gabelli ABC Fund Advisor Class Shares
   (first issued on 5/01/07)
      Return Before Taxes ..................................     ____%       ____%       ____%
      Return After Taxes on Distributions ..................     ____%       ____%       ____%
      Return After Taxes on Distributions
         and Sale of Fund Shares ...........................     ____%       ____%       ____%
      S&P 500 Index (reflects no deduction for fees,
         expenses, or taxes) ...............................     ____%       ____%       ____%
      Lipper U.S. Treasury Money Market Fund Average
         (reflects no deduction for fees, expenses,
          or taxes) ........................................     ____%       ____%       ____%



The returns shown for Advisor Class prior to its first issuance date are those of the Class AAA Shares of the Fund, which are not offered in this Prospectus. Both Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. [In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than "Return Before Taxes" because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.] Actual after-tax returns depend on the investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts ("IRAs").



                                   MANAGEMENT



THE ADVISER. Gabelli Funds, LLC serves as Adviser to the Fund.



THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, Chief Executive Officer and Chief Investment Officer-Value Portfolios of the Adviser has served as Portfolio Manager of the Fund since its inception on May 1, 1998.



                        PURCHASE AND SALE OF FUND SHARES



The minimum initial investment must be at least $1,000 ($10,000 for "IRAs", "Roth" IRAs, or "Coverdell" Education Saving Plans). The minimum initial investment in an automatic monthly investment plan is $10,000. There are no subsequent minimum investments.



You can purchase or redeem the Fund's shares on any day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). You may purchase or redeem Fund shares by written request via mail (The Gabelli Funds, P.O. Box 8308, Boston, MA 02266-8308), by personal delivery (The Gabelli Funds, c/o BFDS, 30 Dan Road, Canton, MA 02021-2809), or by bank wire.



You may also redeem Fund shares by telephone at 1-800-GABELLI (1-800-422-3554), on the Internet at www.gabelli.com, or through an automatic cash withdrawal plan.



                                 TAX INFORMATION



The Fund's distributions will generally be taxable as ordinary income or long-term capital gains to taxable investors.

          PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES



If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.



               INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE,
                    INVESTMENT STRATEGIES, AND RELATED RISKS



The Fund seeks to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund's investment objective [is fundamental and] may not be changed without shareholder approval.



The Fund invests primarily in securities of domestic and foreign issuers that the Fund's portfolio manager of the Adviser believes provide attractive opportunities for appreciation or investment income. The Adviser seeks to limit excessive risk of capital loss by utilizing various investment strategies including investing in value-oriented common stocks (i.e., common stocks that trade at a significant discount to the Adviser's assessment of their "private market value" -- the value informed investors would be willing to pay to acquire the entire company), convertible securities (the income component of which makes such securities less risky than common stocks), and virtually risk-free U.S. Treasury Bills, and by utilizing certain "arbitrage" strategies. The Fund's use of arbitrage may be described as investing in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital. The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers. The Fund may hold a significant portion of its assets in cash in anticipation of arbitrage opportunities.



In selecting investments for the Fund, the Adviser considers a number of factors, including:



     - the Adviser's own evaluations of the "private market value" of the underlying assets and business of the company. Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company



     -    the interest or dividend income generated by the securities



     -    the potential for capital appreciation of the securities



     -    the prices of the securities relative to other comparable securities



     - whether the securities are entitled to the benefits of sinking funds or other protective conditions



     - the existence of any anti-dilution protections or guarantees of the security



     -    the diversification of the Fund's portfolio as to issuers



The Adviser also evaluates the issuer's free cash flow and long-term earnings trends. Finally, the Adviser looks for a catalyst: something in the company's industry, or indigenous to the company, or country itself that will surface additional value.



The Fund's share price will fluctuate with changes in the market value of the Fund's portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Because the Fund is non-diversified, the Fund will have the ability to invest a larger portion of its assets in fewer issuers than would be the case if it were diversified. As a result, the Fund may experience greater fluctuation in NAV than funds that invest in a broad range of issuers. The Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate, economic changes, and limited liquidity. The Fund is also subject to the risk that an announced merger or acquisition may not be completed, may be negotiated at a less attractive price or may not close on the expected date. The investment policies of the Fund may lead to a higher portfolio turnover rate which could increase the Fund's expenses, and could negatively impact the Fund's performance. When you sell Fund shares, they may be worth less than what you paid for them. Consequently, you can lose money by investing in the Fund. The Fund is also subject to the risk that the potential private market value of the Fund's stocks will never be realized or that the portfolio securities' prices will decline. Foreign securities are also subject to currency, information, and political risks.

The Fund may also engage in other investment practices in order to achieve its investment objective. These are briefly discussed in the Statement of Additional Information ("SAI") which may be obtained by calling 800-GABELLI (800-422-3554), your broker, or free of charge through the Fund's website at www.gabelli.com.



Investing in the Fund involves the following risks:


     - GENERAL. The Adviser expects that, in accordance with the Fund's investment objective, it will invest the Fund's assets in a more conservative manner than it would in a small capitalization growth fund. For example, it may utilize fixed income securities and hedging strategies to reduce the risk of capital loss to a greater extent than it does in most other equity funds managed by the Adviser. As a result, the Fund's total return is not expected to be as high as traditional equity funds in periods of significant appreciation in the equity markets.

     - MARKET RISK. The principal risk of investing in the Fund is market risk. Market risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company's particular circumstances. Because the Fund invests in securities of companies that have agreed to be sold to another company at a premium over prevailing market prices, the Fund is subject to the risk that the merger or similar transaction will not occur, or will be renegotiated at a less attractive price, and the price of the company's securities will decline significantly, or the transaction may take longer than expected to be completed.

     - PORTFOLIO TURNOVER RISK. The investment policies of the Fund may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest, or currency exchange rates. The portfolio turnover may be higher than that of other investment companies. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions, or dealer mark-ups, and other transaction costs on the sale of securities, and reinvestment in other securities. As such, a higher portfolio turnover rate could increase the Fund's expenses which could negatively impact the Fund's performance.

     - NON-DIVERSIFICATION RISK. The Fund is a "non-diversified investment company" which means that it can concentrate its investments in the securities of fewer companies to a greater extent than a diversified investment company. Because the Fund may invest its assets in the securities of a limited number of companies, a decline in the value of the stock of any one of these issuers will have a greater impact on the Fund's share price. In addition, many companies in the past several years have adopted so-called "poison pill" and other defensive measures. Such measures may limit the amount of securities in any one issuer that the Fund may buy. This may limit tender offers, or other non-negotiated offers for a company, and/or prevent competing offers.

     - HEDGING RISK. The Fund may use options and futures to hedge the risks of investing by the Fund. The success of hedging depends on the Adviser's ability to predict movements in the prices of the hedged securities and market fluctuations. The Adviser may not be able to perfectly correlate changes in the market value of securities, and the prices of the corresponding options, or futures. The Adviser may have difficulty selling or buying futures contracts and options when it chooses, and there may be certain restrictions on trading futures contracts and options. The Fund is not obligated to pursue any hedging strategy. In addition, hedging practices may not be available, may be too costly to be used effectively, or may be unable to be used for other reasons.

     - LOWER RATED SECURITIES. The Fund may invest up to 25% of its assets in lower credit quality fixed income securities, including up to 5% of its assets in securities of issuers that are in default. These securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. These securities are often referred to in the financial press as "junk bonds."

     - SHORT SALES. The Fund may make short sales, which are transactions in which the Fund sells a security it does not own, with the expectation that the security's value will decline. To complete a short sale, the Fund must borrow the security to make delivery. To close out a short sale, the Fund must buy the security in order to return the security it borrowed. If the price of a security sold "short" by the Fund increases between the date of the short sale and the date on which the Fund replaces the borrowed security, the Fund will incur a loss, which is potentially unlimited. In addition, the lender of the security borrowed by the Fund may generally require the return of the security at any time, which may require the Fund to close out its short sale at an inopportune time if it cannot borrow the security from another party.

     - FOREIGN SECURITIES RISK. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights and greater transaction costs.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.

                             MANAGEMENT OF THE FUND


THE ADVISER. Gabelli Funds, LLC, with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund, continuously reviews and administers the Fund's investment program, and manages the Fund's operations under the general supervision of the Fund's Board of Directors (the "Board"). The Adviser also manages several other open-end and closed-end investment companies in the Gabelli/GAMCO family of funds. The Adviser is a New York limited liability company organized in 1999 as successor to GGCP, Inc. a New York corporation organized in 1980. The Adviser is a wholly-owned subsidiary of GAMCO Investors, Inc. ("GBL"), a publicly held company listed on the NYSE.



As compensation for its services and the related expenses borne by the Adviser, for the fiscal year ended December 31, 2009 the Fund paid the Adviser a fee computed daily and payable monthly equal on an annual basis to 0.50% of the Fund's average daily net assets.



The Fund's semi-annual report to shareholders for the period ended June 30, 2009, contains a discussion of the basis of the Board's determination to continue the investment advisory agreement.

THE PORTFOLIO MANAGER. Mr. Mario J. Gabelli, CFA, is responsible for the day-to-day investment management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of the Adviser and its predecessor since inception, as well as its parent company, GBL. Mr. Gabelli also acts as Chief Executive Officer and Chief Investment Officer-Value Portfolios of GAMCO Asset Management Inc., another wholly-owned subsidiary of GBL, and is an officer or director of various other companies affiliated with GBL. The Adviser relies to a considerable extent on the expertise of Mr. Gabelli, who may be difficult to replace in the event of his death, disability, or resignation.



The Fund's SAI provides additional information about Mr. Gabelli's compensation, other accounts and pooled investment vehicles managed by Mr. Gabelli, and Mr. Gabelli's ownership of securities in the Fund.



REGULATORY MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the Securities and Exchange Commission ("SEC") to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the Investment Company Act of 1940, as amended ("1940 Act"), and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant, and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above-referenced federal securities laws. The settlement did not impact the Fund and did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the investment advisory agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the investment advisory agreement.



                               INDEX DESCRIPTIONS



The Standard & Poor ("S&P") 500 Index is a widely recognized, unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses, or taxes.



The Lipper U.S. Treasury Money Market Fund Average represents the average performance of U.S. Treasury money market mutual funds as tracked by Lipper, Inc.



You cannot invest directly in the S&P 500 Index or the Lipper U.S. Treasury Money Market Fund Average.



                                DISTRIBUTION FEES



The Fund has adopted a plan under Rule 12b-1 (the "Plan") for Advisor Class Shares. Under the Plan, the Fund may use its assets to finance activities relating to the sale of its Advisor Class Shares and the provision of certain shareholder services on annual basis, in the amount of 0.25% of its average daily net assets attributable to Advisor Class Shares.



These are annual rates based on the value of the Advisor Class Shares' average daily net assets. Because Rule 12b-1 fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                               PURCHASE OF SHARES


You can purchase the Fund's Advisor Class Shares on any Business Day. You may purchase Advisor Class Shares through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with Gabelli & Company, Inc., the Fund's distributor (the "Distributor"), with a minimum initial investment of $10,000. There is no minimum for subsequent investments. The Distributor may waive the minimum investment requirement under certain circumstances. The broker-dealer, bank, or other financial intermediary will transmit a purchase order and payment to State Street Bank and Trust Company ("State Street"), the Fund's Transfer Agent, on your behalf. Broker-dealers, banks, or other financial intermediaries may send you confirmations of your transactions and periodic account statements showing your investments in the Fund.


     - BY MAIL OR IN PERSON. Your broker-dealer, bank, or financial intermediary can obtain a subscription order form by calling 800-GABELLI (800-422-3554). Checks made payable to a third party and endorsed by the depositor are not acceptable. For additional investments, send a check to the following address with a note stating your exact name and account number, the name of the Fund(s) and class of shares you wish to purchase.

BY MAIL                   BY PERSONAL DELIVERY
-------                   ---------------------
THE GABELLI FUNDS         THE GABELLI FUNDS
P.O. BOX 8308             C/O BFDS
BOSTON, MA 02266-8308     30 DAN ROAD
                          CANTON, MA 02021-2809

     - BY BANK WIRE. To open an account using the bank wire transfer system, first telephone the Fund at 800-GABELLI (800-422-3554) to obtain a new account number. Then instruct a your bank to wire funds to:

                       STATE STREET BANK AND TRUST COMPANY
                      225 FRANKLIN STREET, BOSTON, MA 02110
                       ABA #011-0000-28 REF DDA #99046187
                            RE: THE GABELLI ABC FUND
                            ACCOUNT #________________
                         ACCOUNT OF [REGISTERED OWNERS]

     If you are making an initial purchase, you should also complete and mail a subscription order form to the address shown under "By Mail." Note that banks may charge fees for wiring funds, although the Fund's transfer agent State Street will not charge you for receiving wire transfers.

SHARE PRICE. The Fund sells its shares based on the NAV next determined after the time as of which the Fund receives your completed subscription order form, but does not issue the shares to you until it receives full payment. See "Pricing of Fund Shares" for a description of the calculation of the NAV.

MINIMUM INVESTMENTS. Your minimum initial investment must be at least $10,000. See "Retirement Plans/Education Savings Plans" and "Automatic Investment Plan" regarding minimum investment amounts applicable to such plans. There is no minimum for subsequent investments.


RETIREMENT PLANS/EDUCATION SAVINGS PLANS. The Fund makes available IRAs, "Roth" IRAs, and "Coverdell" Education Savings Plans for investment in Fund shares. Applications may be obtained from the Distributor by calling 800-GABELLI (800-422-3554). Self-employed investors may purchase shares of the Fund through tax-deductible contributions to existing retirement plans for self-employed persons, known as "Keogh" or "H.R.-10" plans; the Fund does not currently act as a sponsor to such plans. Fund shares may also be a suitable investment for other types of qualified pension or profit-sharing plans which are employer sponsored, including deferred compensation or salary reduction plans known as "401(k) Plans." The minimum initial investment in all such Retirement Plans is $10,000. There is no minimum for subsequent investments for retirement plans.

AUTOMATIC INVESTMENT PLAN. The Fund offers an automatic monthly investment plan. The minimum investment for accounts establishing an automatic investment plan is $10,000. Call the Distributor at 800-GABELLI (800-422-3554) for more details about the plan.

TELEPHONE OR INTERNET INVESTMENT PLAN. You may purchase additional shares of the Fund by telephone and/or over the Internet if your bank is a member of the Automated Clearing House ("ACH") system. You must have a completed, approved Investment Plan application on file with the Fund's transfer agent. There is a minimum of $100 for each telephone or Internet investment. However, you may split the $100 minimum between two funds. To initiate an ACH purchase, please call 800-GABELLI (800-422-3554) or 800-872-5365 or visit our website at www.gabelli.com.


GENERAL. State Street will not issue share certificates unless you request them. The Fund reserves the right to (i) reject any purchase order if, in the opinion of the Fund's management, it is in the Fund's best interest to do so, (ii) suspend the offering of shares for any period of time, and (iii) waive the Fund's minimum purchase requirements. The Fund also offers another Class of shares under different selling and shareholder servicing arrangements pursuant to a separate Prospectus. Except for differences attributable to these arrangements, the shares of both Classes are substantially the same.


CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Fund to obtain, verify, and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number, or other identifying information, for each investor who opens or reopens an account with the Fund. Applications without the required information may be rejected or placed on hold until the Fund verifies the account holder's identity.


THIRD PARTY ARRANGEMENTS. In addition to, or in lieu of amounts received by brokers, dealers, or financial intermediaries as reallowances of a portion of sales commissions, the Adviser and its affiliates utilize a portion of their assets, which may include revenues received from 12b-1 fees, to pay all or a portion of the charges of various programs that make shares of the Fund availale to their customers. These payments, sometimes referred to as "revenue sharing," do not change the price paid by investors to purchase the Fund's shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to brokers, dealers, and other financial intermediaries that provide services to the Fund or to shareholders in the Fund, including (without limitation) the following programs: shareholder servicing, transaction processing, subaccounting services, marketing support, and/or access to sales meetings, sales representatives and management representatives of the broker, dealer, or other financial intermediary. Revenue sharing payments may also be made to brokers, dealers, and other financial intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs, or as an expense reimbursement in cases where the broker, dealer, or other financial intermediary provides shareholder services to Fund shareholders. These payments may take a variety of forms, including (without limitation) compensation for sales, "trail" fees for shareholder servicing and maintenance of shareholder accounts, and finder's fees that vary depending on the share class and the dollar amount of shares sold. Revenue sharing payments may be structured as a (i) percentage of net sales; (ii) percentage of net assets; and/or (iii) fixed dollar amount.


The Adviser or an applicable affiliate may also provide non-cash compensation to broker/dealer firms or other financial intermediaries, in accordance with applicable rules of the Financial Industry Regulatory Authority ("FINRA") such as the reimbursement of travel, lodging, and meal expenses incurred in connection with attendance at educational and due diligence meetings or seminars by qualified registered representatives of those firms and, in certain cases, their families; meeting fees; certain entertainment; reimbursement for advertising or other promotional expenses; or other permitted expenses as determined in accordance with applicable FINRA rules. In certain cases these other payments could be significant.


Subject to tax limitations and approval by the Board, the Fund may also make payments to third parties out of its own assets (other than 12b-1 payments), for a portion of the charges for those programs that generally represent savings of expenses experienced by the Fund resulting from shareholders investing in the Fund through such programs rather than investing directly in the Fund.


The Adviser or an applicable affiliate negotiates the level of payments described above to any particular broker, dealer, or other financial intermediary with each firm. Currently, such payments range from 0.10% to 0.40% per year of the average daily net assets of the applicable Fund attributable to the particular firm depending on the nature and level of services and other factors.

                              REDEMPTION OF SHARES

You can redeem shares of the Fund on any Business Day. The Fund may temporarily stop redeeming its shares when the NYSE is closed or trading on the NYSE is restricted, when an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets, or if the SEC orders the Fund to suspend redemptions.

The Fund redeems its shares based on the NAV next determined after the time as of which the Fund receives your redemption request in proper form subject to a redemption fee described below. See "Pricing of Fund Shares" for a description of the calculation of NAV.

You may redeem shares through a broker-dealer or other financial intermediary that has entered into a selling agreement with the Distributor. The broker-dealer or financial intermediary will transmit a redemption order to State Street on your behalf. The redemption request will be effected at the NAV next determined after the Fund receives the request in proper form. If you hold share certificates, you must present the certificates endorsed for transfer.

The Fund is intended for long-term investors and not for those who wish to trade frequently in Fund shares. The Fund believes that excessive short-term trading of Fund shares creates risks for the Fund and its long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and potential dilution in the value of Fund shares.

In order to discourage frequent short-term trading in Fund shares, the Fund has adopted policies and procedures which impose a 2.00% redemption fee (short-term trading fee) on Advisor Class Shares that are redeemed or exchanged within seven
(7) days or less after the date of a purchase. This fee is calculated based on the shares' aggregate NAV on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge; it is retained by the Fund, and does not benefit the Fund's Adviser or any other third party. For purposes of computing the redemption fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Fund's exchange privilege.The redemption fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions,
(ii) the redemption is initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fees at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

While the Fund has entered into information sharing agreements with financial intermediaries which contractually require such financial intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and may not always be able to track short-term trading effected through these financial intermediaries. In addition, because the Fund is required to rely on information provided by the financial intermediary as to the applicable redemption fee, the Fund cannot guarantee that the financial intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund's policies. Subject to the exclusions discussed above, the Fund seeks to apply these policies uniformly.

Certain financial intermediaries may have procedures which differ from those of the Fund to collect the redemption fees or that prevent or restrict frequent trading. Investors should refer to their intermediary's policies on frequent trading restrictions.

The Fund continues to reserve all rights, including the right to refuse any purchase request (including requests to purchase by exchange) from any person or group who, in the Fund's view, is likely to engage in excessive trading or if such purchase is not in the best interest of the Fund and to limit, delay, or impose other conditions on exchanges or purchases. The Fund has adopted a policy of seeking to minimize short-term trading in its shares and monitors purchase and redemption activities to assist in minimizing short-term trading.

In the event that you wish to redeem shares in a registered account established by a broker-dealer or other financial intermediary, and you are unable to contact your broker-dealer or other financial intermediary, you may redeem shares by mail. You may mail a letter requesting the redemption of shares to:
THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state the name of the Fund and the share class, the dollar amount or number of shares you wish to redeem, and your account number. You must sign the letter in exactly the same way the account is registered. If there is more than one owner of shares, all owners must sign. A signature guarantee is required for each signature on your redemption letter. You can obtain a signature guarantee from financial institutions such as commercial banks, brokers, dealers, and savings associations. A notary public cannot provide a signature guarantee.

AUTOMATIC CASH WITHDRAWAL PLAN. You may automatically redeem shares on a monthly, quarterly, or annual basis if you have at least $10,000 in your account, and if your account is directly registered with State Street. Call 800-GABELLI (800-422-3554) for more information about this plan.

INVOLUNTARY REDEMPTION. The Fund may redeem all shares in your account (other than an IRA) if the Fund's value falls below $10,000 as a result of redemptions (but not as a result of a decline in NAV).You will be notified in writing if the Fund initiates such action and allowed 30 days to increase the value of your account to at least $10,000.

REDEMPTION PROCEEDS. A redemption request received by the Fund will be effected based on the NAV next determined after the time as of which the Fund or, if applicable, its authorized designee receives the request. If you request redemption proceeds by check, the Fund will normally mail the check to you within seven days after receipt of your redemption request. If you purchased your Fund shares by check or through the Automatic Investment Plan, you may not receive proceeds from your redemption until the check clears, which may take up to as many as 10 days following purchase. While the Fund will delay the processing of the redemption payment until the check clears, your shares will be valued at the next determined NAV after receipt of your redemption request.

REDEMPTION IN KIND. In certain circumstances, the Fund may pay your redemption proceeds wholly or partly in portfolio securities. Where applicable, payment would be made in portfolio securities only in the rare instance that the Fund's Board believes that it would be in the Fund's best interest not to pay redemption proceeds in cash.

                             PRICING OF FUND SHARES

The NAV of the Fund's Advisor Class Shares is calculated on each Business Day. A Business Day is any day the NYSE is open for business. The NYSE is open Monday through Friday, but currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.


The Fund's NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m., Eastern Time. The NAV is computed by dividing the value of the Fund's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) attributable to the Advisor Class Shares by the total number of Advisor Class Shares outstanding at the time the determination is made. The price of Fund shares for the purpose of purchase and redemption orders will be based upon the calculation of NAV next made as of a time after the time as of which the purchase or redemption order is received in proper form.


Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.


                               EXCHANGE OF SHARES



You can exchange shares of the Fund you hold for Class AAA shares of certain other funds managed by the Adviser or its affiliates based on their relative NAVs at the time of exchange. To obtain a list of the funds whose shares you may acquire through an exchange call 800-GABELLI (800-422-3554).You may also exchange your shares for shares of a money market fund managed by the Adviser or its affiliates.

In effecting an exchange:



     - you must meet the minimum investment requirements for the fund whose shares you purchase through exchange;



     - [if you are exchanging into a fund with a higher sales charge, you must pay the difference at the time of exchange; GABELLI TO ADVISE]



     - if you are exchanging from a fund with a redemption fee applicable to the redemption involved in your exchange, you must pay the redemption fee at the time of exchange;



     -    you may realize a taxable gain or loss;



     - you should read the prospectus of the fund whose shares you are purchasing through exchange. Call 800-GABELLI (800-422-3554) or visit our website at www.gabelli.com to obtain the prospectus; and



     - you should be aware that brokers may charge a fee for handling an exchange for you.



You may exchange shares through the Distributor, directly through the Fund's transfer agent, or through a registered broker-dealer.



     - EXCHANGE BY TELEPHONE. You may give exchange instructions by telephone by calling 800-GABELLI (800-422-3554). You may not exchange shares by telephone if you hold share certificates.



     - EXCHANGE BY MAIL. You may send a written request for exchanges to: THE GABELLI FUNDS, P.O. BOX 8308, BOSTON, MA 02266-8308. Your letter should state your name, your account number, the dollar amount or number of shares you wish to exchange, the name and class of the fund(s) whose shares you wish to exchange, and the name of the fund(s) whose shares you wish to acquire.



     - EXCHANGE THROUGH THE INTERNET. You may also give exchange instructions via the Internet at www.gabelli.com. You may not exchange shares through the Internet if you hold share certificates. The Fund may impose limitations from time to time on Internet exchanges.



The Fund may modify or terminate the exchange privilege at any time. You will be given notice 60 days prior to any material change in the exchange privilege.



Your broker may charge you a processing fee for assisting you in purchasing or redeeming shares of the Fund. This charge is set by your broker and does not benefit the Fund or the Adviser in any way. It is in addition to the sales charges and other costs described in this Prospectus and must be disclosed to you by your broker.


                           DIVIDENDS AND DISTRIBUTIONS


The Fund intends to pay dividends and capital gain distributions, if any, on an annual basis.You may have dividends or capital gain distributions that are declared by the Fund reinvested automatically at NAV in additional shares of the Fund. You will make an election to receive dividends and distributions in cash or Fund shares at the time you first purchase your shares.You may change this election by notifying the Fund or your broker in writing at any time prior to the record date for a particular dividend or distribution. There are no sales or other charges in connection with the reinvestment of dividends and capital gain distributions. Shares purchased through dividend reinvestment will receive a price based on the NAV on the reinvestment date, which is typically the date dividends are paid to shareholders. There can be no assurance that the Fund will realize any capital gains or other income with which to pay dividends and distributions. Dividends and distributions may differ for different classes of shares.


                                 TAX INFORMATION


The Fund expects that distributions will consist primarily of investment company taxable income and net capital gain. Dividends out of investment company taxable income (including distributions of net short-term capital gains (I.E., gains from securities held by the Fund for one year or less)) are taxable to you as ordinary income, if you are a U.S. shareholder, except that qualified dividends may be eligible for a reduced rate through 2010 (unless extended legislatively). Properly designated distributions of net capital gain (I.E., net long-term capital gains minus net short-term capital loss) ("Capital Gain Dividends") are taxable to you at long-term capital gain rates no matter how long you have owned your shares. High portfolio turnover can indicate a high level of short-term capital gains that, when distributed to shareholders, are taxed as ordinary income rather than at the lower capital gains tax rate. The Fund's distributions, whether you receive them in cash or reinvest them in additional shares of the Fund, generally will be subject to federal and, if applicable, state, and local taxes. A redemption of Fund shares or an exchange of the Fund's shares for shares of another fund will be treated for tax purposes as a sale of the Fund's shares, and any gain you realize on such a transaction may be taxable. Foreign shareholders may be subject to a federal withholding tax.



A dividend declared by the Fund in October, November, or December and paid during January of the following year may in certain circumstances be treated as paid in December for tax purposes.



This summary of tax consequences is intended for general information only and is subject to change by legislative, judicial or administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to you can be found in the SAI that is incorporated by reference into this Prospectus. You should consult a tax adviser concerning the tax consequences of your investment in the Fund.



                     MAILINGS TO SHAREHOLDERS AND E-DELIVERY



In our continuing efforts to reduce duplicative mail and Fund expenses, we currently send a single copy of prospectuses and shareholder reports to your household even if more than one family member in your household owns the same fund or funds described in the prospectus or report. Additional copies of our prospectuses and reports may be obtained by calling 800-GABELLI (800-422-3554). If you do not want us to continue to consolidate your fund mailings and would prefer to receive separate mailings at any time in the future, please call us at the telephone number above and we will resume separate mailings, in accordance with your instructions, within 30 days of your request. The Fund offers electronic delivery of Fund documents. Direct shareholders of the Fund can elect to receive the Fund's annual, semi-annual, and quarterly Fund reports, manager commentaries and prospectuses via e-delivery. For more information or to sign up for e-delivery, please visit the Fund's website at www.gabelli.com. Shareholders who purchased the Fund through a financial intermediary should contact their financial intermediary to sign up for e-delivery of Fund documents, if available.



                              FINANCIAL HIGHLIGHTS



The Financial Highlights table is intended to help you understand the financial performance for the period of the Fund's operation. The total return in the table represents the return that an investor would have earned or lost on an investment in the Fund's Advisor Class Shares (assuming reinvestment of all distributions). This information has been audited by [________________________], independent registered public accounting firm, whose report along with the Fund's financial statements and related notes, are included in the Fund's annual report, which is available upon request.

Selected data for an Advisor Class share of capital stock outstanding throughout the period:


                                      INCOME
                            FROM INVESTMENT OPERATIONS                 DISTRIBUTIONS
                       ------------------------------------ ------------------------------------
                                        Net
                                     Realized
             Net Asset                  and         Total                 Net
               Value,      Net      Unrealized      from        Net     Realized
Period Ended Beginning Investment Gain (Loss) on Investment Investment   Gain on      Total
December 31  of Period  Income(a)   Investments  Operations   Income   Investments Distributions
------------ --------- ---------- -------------- ---------- ---------- ----------- -------------
ADVISOR CLASS(E)
2009           $_____     $____       $_____       $_____     $_____     $_____       $_____
2008             9.79      0.09        (0.37)       (0.28)     (0.08)     (0.17)       (0.25)
2007            10.33      0.12         0.24         0.36      (0.16)     (0.74)       (0.90)


                                                          RATIOS TO AVERAGE NET ASSETS/
                                                                SUPPLEMENTAL DATA
                                                   -------------------------------------------

                          Net                                 Operating   Operating
                         Asset         Net Assets,            Expenses    Expenses
                        Value,           End of       Net      Before      Net of    Portfolio
Period Ended Redemption End of  Total    Period    Investment   Fees        Fees      Turnover
December 31    Fees(a)  Period Return+  (in 000's)   Income    Waived   Waived(b)(c)   Rate++
------------ ---------- ------ ------- ----------- ---------- --------- ------------ ---------
ADVISOR CLASS(E)
2009           $____     $____  ____%   $______       ____%     ____%       ____%       ___%
2008            0.00(d)   9.26  (2.8)    49,478       0.92      0.89        0.89        472
2007            0.00(d)   9.79   3.5      6,946       1.74(f)   0.89(f)     0.92(f)     204


+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the year ended December 31, 2007 would have been 439%.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. The expense ratios for the year ended December 31, 2008 and the period ended December 31, 2007 would have been 0.88% and 0.89%, respectively.

(c) The Fund incurred interest expense during the year ended December 31, 2007. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.88% for the period ended December 31, 2007. For the year ended December 31, 2008, the effect of interest expense was minimal.

(d)  Amount represents less than $0.005 per share.

(e)  Advisor Class Shares were initially offered on May 1, 2007.

(f)  Annualized.

                     GABELLI FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. We are managed by Gabelli Funds LLC or Teton Advisors, Inc. (formerly Gabelli Advisers, Inc.) which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries which provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services -- like a transfer agent -- we will also have information about the transactions you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Securities and Exchange Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to shareholders of the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                       THIS IS NOT PART OF THE PROSPECTUS.

                              THE GABELLI ABC FUND
                              ADVISOR CLASS SHARES

FOR MORE INFORMATION:

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:

The Fund's semi-annual and audited annual reports to shareholders contain additional information on the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference, and is legally considered a part of this Prospectus.


     You can obtain free copies of these documents and prospectuses of other funds in the Gabelli/GAMCO family, or request other information and discuss your questions about the Fund by mail, toll-free phone, or the internet as follows:

                              The Gabelli ABC Fund
                              One Corporate Center
                               Rye, NY 10580-1422
                      Telephone: 800-GABELLI (800-422-3554)
                                 www.gabelli.com




You can also review and/or copy the Fund's Prospectuses, annual/semi-annual reports, and SAI at the Public Reference Room of the SEC in Washington, D.C. You can get text-only copies:


     -    Free from the Fund's website at www.gabelli.com.


     - For a fee, by electronic request at publicinfo@sec.gov, by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520 or by calling 202-551-8090.


     -    Free from the EDGAR Database on the SEC's website at www.sec.gov.

(Investment Company Act File No. 811-07326)

                          GABELLI INVESTOR FUNDS, INC.

                              THE GABELLI ABC FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                 April 30, 2010



This Statement of Additional Information (the "SAI"), which is not a Prospectus, describes The Gabelli ABC Fund (the "Fund") which is a series of Gabelli Investor Funds, Inc., a Maryland corporation (the "Corporation"). This SAI should be read in conjunction with the Fund's Prospectuses for Advisor Class Shares and Class AAA Shares, each dated April 30, 2010. This SAI is incorporated by reference in its entirety into the Fund's Prospectuses. For a free copy of a Prospectus, please contact the Fund at the address, telephone number or Internet website printed below.


                              One Corporate Center
                            Rye, New York 10580-1422
                      Telephone 800-GABELLI (800-422-3554)
                                 www.gabelli.com


 CLASS    TICKER SYMBOL
-------   -------------
  AAA        [GABCX]
Advisor      [GABCX]


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
[TO BE UPDATED]
GENERAL INFORMATION......................................................      2
INVESTMENT STRATEGIES AND RISKS..........................................      2
INVESTMENT RESTRICTIONS..................................................     12
PORTFOLIO HOLDINGS INFORMATION...........................................     13
DIRECTORS AND OFFICERS...................................................     15
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS...............................     20
INVESTMENT ADVISORY AND OTHER SERVICES...................................     21
DISTRIBUTION PLAN........................................................     26
PORTFOLIO TRANSACTIONS AND BROKERAGE.....................................     27
REDEMPTION OF SHARES.....................................................     29
DETERMINATION OF NET ASSET VALUE.........................................     30
DIVIDENDS, DISTRIBUTIONS, AND TAXES......................................     31
INVESTMENT PERFORMANCE INFORMATION.......................................     34
DESCRIPTION OF THE FUND'S SHARES.........................................     35
FINANCIAL STATEMENTS.....................................................     35
APPENDIX A...............................................................    A-1

                               GENERAL INFORMATION

The Corporation is a non-diversified open-end management investment company. The Corporation was organized under the laws of the state of Maryland on October 30, 1992. The Fund, a series of the Corporation, commenced investment operations on May 14, 1993.

                         INVESTMENT STRATEGIES AND RISKS

The Fund's Prospectuses discuss the investment objective of the Fund and the principal strategies to be employed to achieve that objective. This SAI contains supplemental information concerning certain types of securities and other instruments in which the Fund may invest, additional strategies that the Fund may utilize, and certain risks associated with such investments and strategies.

EQUITY SECURITIES

Because the Fund may invest without limit in the common stocks of both domestic and foreign issuers, an investment in the Fund should be made with an understanding of the risks inherent in any investment in common stocks, including the risk that the financial condition of the issuers of the Fund's portfolio securities may become impaired, or that the general condition of the stock market may worsen (both of which may contribute directly to a decrease in the value of the securities, and thus in the value of the Fund's shares). Additional risks include risks associated with the right to receive payments from the issuer which is generally inferior to the rights of creditors of, or holders of debt obligations, or preferred stock issued by, the issuer.

Moreover, common stocks do not represent an obligation of the issuer and therefore do not offer any assurance of income, or provide the degree of protection of debt securities. The issuance of debt securities or even preferred stock by an issuer will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the economic interest of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. Further, unlike debt securities which typically have a stated principal amount payable at maturity (which value will be subject to market fluctuations prior thereto), common stocks have neither a fixed principal amount nor a maturity and have values which are subject to market fluctuations for as long as the common stocks remain outstanding. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. The value of the common stocks in the Fund's portfolio thus may be expected to fluctuate.

Preferred stocks are usually entitled to rights on liquidation which are senior to those of common stocks. For these reasons, preferred stocks generally entail less risk than common stocks. Such securities may pay cumulative dividends. Because the dividend rate is pre-established, and as they are senior to common stocks, such securities tend to have less possibility of capital appreciation.

Some of the securities in the Fund may be in the form of depository receipts. Depository receipts usually represent common stock or other equity securities of non-U.S. issuers deposited with a custodian in a depository. The underlying securities can be withdrawn at any time by surrendering the depository receipt. Depository receipts are usually denominated in U.S. dollars and dividends and other payments from the issuer are converted by the custodian into U.S. dollars before payment to receipt holders. In other respects, depository receipts for foreign securities have the same characteristics as the underlying securities. Depository receipts that are not sponsored by the issuer may be less liquid and there may be less readily available public information about the issuer.

NON-CONVERTIBLE FIXED INCOME SECURITIES

The category of fixed income securities which are not convertible or exchangeable for common stock includes preferred stocks, bonds, corporate notes, debentures, asset and mortgage-backed securities, and money market instruments such as commercial paper and bankers acceptances. There is no minimum credit rating for these securities in which the Fund may invest.

Up to 25% of the Fund's total assets may be invested in lower quality debt securities although the Fund does not expect to invest more than 10% of its total assets in such securities. The market values of lower quality fixed income securities tend to be less sensitive to changes in prevailing interest rates than higher-quality securities, but more sensitive to individual corporate developments than higher-quality securities. Such lower quality securities also tend to be more sensitive to economic conditions than are higher-quality securities. Accordingly, these lower quality securities are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher-quality categories. Even securities rated Baa or BBB by Moody's Investors Service, Inc., ("Moody's") and Standard & Poor's Ratings Group ("S&P"), respectively, which ratings are considered investment grade, possess some speculative characteristics. There are risks involved in applying credit ratings as a method for evaluating high yield obligations in that credit ratings evaluate the safety of principal and interest payments, not market value risk. In addition, credit rating agencies may not change credit ratings on a timely basis to reflect changes in economic or company conditions that affect a security's market value. The Fund will rely on Gabelli Funds, LLC's (the "Investment Adviser" or "Adviser") judgment, analysis, and experience in evaluating the creditworthiness of an issuer. In this evaluation, the Adviser will take into consideration, among other things, the issuer's financial resources and ability to cover its interest and fixed charges, factors relating to the issuer's industry and its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters.

The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and are often subordinated to other obligations of the issuer. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress and may not have sufficient revenues to meet their interest payment obligations. An issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, its inability to meet specific projected business forecasts, or the unavailability of additional financing.

Factors adversely affecting the market value of high yield and other securities will adversely affect the Fund's net asset value ("NAV") per share. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. At times, adverse publicity regarding lower quality securities has depressed prices for such securities to some extent.

From time to time, proposals have been discussed regarding new legislation designed to limit the use of certain high yield debt securities by issuers in connection with leveraged buy-outs, mergers and acquisitions, or to limit the deductibility of interest payments on such securities. Such proposals, if enacted into law, could reduce the market for such debt securities generally, could negatively affect the financial condition of issuers of high yield securities by removing or reducing a source of future financing, and could negatively affect the value of specific high yield issues and the high yield market in general. For example, under a provision of the Internal Revenue Code of 1986, as amended (the "Code"), a corporate issuer may be limited from deducting all of the original issue discount on high-yield discount obligations (i.e., certain types of debt securities issued at a significant discount to their face amount). The likelihood of passage of any additional legislation or the effect thereof is uncertain.

The secondary trading market for lower quality fixed income securities is generally not as liquid as the secondary market for higher quality securities and is very thin for some securities. The relative lack of an active secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The relative lack of an active secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio. Market quotations are generally available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During such times, the responsibility of the Board of Directors (the "Board") of the Corporation to value the securities becomes more difficult and judgment plays a greater role in valuation because there is less reliable, objective data available.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES

Mortgage-backed securities are securities that indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property.

Mortgage-backed securities may be more volatile than other fixed income securities and are subject to prepayment risk which can result in the Fund failing to recoup all of its investment or achieving lower than expected returns.

Asset-backed securities are securities, which through the use of trusts and special purpose vehicles, are securitized with various types of assets such as automobile receivables, credit card receivables, and home equity loans in pass-through structures similar to mortgage-related securities.

In general, the collateral supporting asset-backed securities is of shorter maturity than the collateral supporting mortgage loans and is less likely to experience substantial prepayments. However, asset-backed securities are not backed by any governmental agency.

Prepayments of principal generally may be made at any time without penalty on residential mortgages and these prepayments are passed through to holders of one or more of the classes of mortgage-backed securities. Prepayment rates may change rapidly and greatly, thereby affecting yield to maturity, reinvestment risk, and market value of the mortgage-backed securities. As a result, the high credit quality of many of these securities may provide little or no protection against loss in market value, and there have been periods during which many mortgage-backed securities have experienced substantial losses in market value. The Adviser believes that, under certain circumstances, many of these securities may trade at prices below their inherent value on a risk-adjusted basis and believes that selective purchases by a Fund may provide high yield and total return in relation to risk levels.

Prepayments of principal may be made at any time on the obligations underlying asset and mortgage backed securities and are passed on to the holders of the asset and mortgage backed securities. As a result, if the Fund purchases such a security at a premium, faster-than-expected prepayments will reduce and slower-than-expected prepayments will increase yield to maturity. Conversely, if the Fund purchases these securities at a discount, faster-than-expected prepayments will increase and slower-than-expected prepayments will reduce yield to maturity.

CONVERTIBLE SECURITIES

Convertible securities are bonds, corporate notes, debentures, and preferred stocks or other securities that may be converted into and exchanged for a prescribed amount of equity securities (generally common stocks) of the same or a different issuer within a particular period of time at a specified price or formula.

The Adviser believes that opportunities for capital appreciation may also be found in convertible securities and the Fund may invest without limit in convertible securities. This is particularly true in the case of companies that have performed below expectations at the time the convertible security was issued. If the company's performance has been poor enough, its convertible debt securities will trade more like common stock than like a fixed-income security, and may result in above average appreciation once it becomes apparent that performance is improving. Even if the credit quality of the company is not in question, the market price of the convertible security will often reflect little or no element of conversion value if the price of its common stock has fallen substantially below the conversion price. This leads to the possibility of capital appreciation if the price of the common stock recovers.

Many convertible securities are not investment grade, that is, not rated BBB or better by S&P, or Baa or better by Moody's, and not considered by the Adviser to be of equivalent credit quality.

The Fund may invest up to 25% of its total assets in convertible securities rated, at the time of investment, less than BBB by S&P, or Baa by Moody's, or are unrated but of equivalent credit quality in the judgment of the Adviser. Securities which are not investment grade are viewed by the rating agencies as being predominantly speculative in character, and are characterized by substantial risk concerning payments of interest and principal, sensitivity to economic conditions, and changes in interest rates, as well as by market price volatility and/or relative lack of secondary market trading among other risks, and may involve major risk exposure to adverse conditions, or be in default. However, the Fund does not expect to invest more than 5% of its assets in securities which are in default at the time of investment and will invest in such securities only when the Adviser expects that the securities will appreciate in value. There is no minimum rating of securities in which the Fund may invest. Securities rated less than BBB by S&P or Baa by Moody's or comparable unrated securities are typically referred to as "junk bonds." For further information regarding lower rated securities and the risk associated therewith, see the Description of Corporate Bond and Corporate Debt Ratings attached in the Appendix.

Some of the convertible securities in the Fund's portfolio may be "Pay-in-Kind" securities. During a designated period from original issuance, the issuer of such a security may pay dividends or interest to the holder by issuing additional fully paid and nonassessable shares or units of the same or another specified security. While no securities investment is completely without risk, investments in convertible securities generally entail less risk than common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible securities sells above its value as a fixed income security.

INVESTMENTS IN FOREIGN SECURITIES

The Fund may invest up to 40% of the value of its total assets in foreign securities or depositary receipts for foreign securities. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad), or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. In addition, there may be less publicly available information about foreign issuers than about domestic issuers, and some foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions may be fixed or higher than in the United States. Foreign securities markets may also be less liquid, more volatile, and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation, and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

SOVEREIGN DEBT SECURITIES

The Fund may invest in securities issued or guaranteed by any country and denominated in any currency. The Fund expects that it generally will invest in developed countries including Australia, Canada, Finland, the Netherlands, France, Germany, Hong Kong, Italy, Japan, New Zealand, Norway, Spain, Sweden, the United Kingdom, and the United States. The obligations of governmental entities have various kinds of government support and include obligations issued or guaranteed by governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a government. The Fund will invest in government securities of issuers considered stable by the Adviser, based on its analysis of factors such as general political or economic conditions relating to the government and the likelihood of expropriation, nationalization, freezes, or confiscation of private property. The Adviser does not believe that the credit risk inherent in the obligations of one stable government is necessarily significantly greater than that of another. Except for the fact that the Fund may invest up to 100% of its assets in U.S. government securities for temporary defensive purposes and except for the absence of currency exchange volatility, the Fund would utilize the same factors in determining whether and to what extent to invest in U.S. government securities as with respect to debt securities of other sovereign issuers.

The Fund may also purchase securities issued by semi-governmental or supranational agencies such as the Asian Development Bank, the International Bank for Reconstruction and Development, the Export-Import Bank, and the European Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

The Fund may also invest in securities denominated in a multi-national currency unit. An example of a multi-national currency unit is the European Monetary Unit (the "EURO"), which is a combination of the economic structures of the member nations of the European Monetary Union into a single currency. This union includes France, Germany, the Netherlands, and other European countries. The specific legacy currencies rates comprising the ECU were fixed on December 31, 1998 to reflect the relative values of the underlying currencies to the newly created EURO. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated.

SECURITIES SUBJECT TO REORGANIZATION

The Fund may invest in securities of companies for which a tender or exchange offer has been made or announced and in securities of companies for which a merger, consolidation, liquidation, or reorganization proposal has been announced if, in the judgment of Adviser, there is a reasonable prospect of total return greater than the brokerage and other transaction expenses involved.

In general, securities of issuers which are the subject of such an offer or proposal sell at a premium to their historic market price immediately prior to the announcement of the offer or may also discount what the stated or appraised value of the security would be if the contemplated transaction were approved or consummated. Such investments may be advantageous when the discount significantly overstates the risk of the contingencies involved; significantly undervalues the securities, assets, or cash to be received by shareholders of the prospective portfolio company as a result of the contemplated transaction; or fails to adequately recognize the possibility that the offer or proposal may be replaced or superseded by an offer or proposal of greater value. The evaluation of such contingencies requires unusually broad knowledge and experience on the part of the Adviser which must appraise not only the value of the issuer and its component businesses, as well as the assets or securities to be received as a result of the contemplated transaction but also the financial resources and business motivation of the offeror and the dynamics and business climate when the offer of the proposal is in progress. Since such investments are ordinarily short-term in nature, they will tend to increase the turnover ratio of the Fund, thereby increasing its brokerage and other transaction expenses. The Adviser intends to select investments of the type described which, in its view, have a reasonable prospect of capital appreciation which is significant in relation to both the risk involved and the potential of available alternate investments.

SWAPS

The Fund may enter into total rate of return, credit default or other types of swaps and related derivatives for various purposes, including to gain economic exposure to an asset or group of assets that may be difficult or impractical to acquire or for hedging and risk management. These transactions generally provide for the transfer from one counterparty to another of certain risks inherent in the ownership of a financial asset such as a common stock or debt instrument. Such risks include, among other things, the risk of default and insolvency of the obligor of such asset, the risk that the credit of the obligor or the underlying collateral will decline or the risk that the common stock of the underlying collateral will decline or the risk that the common stock of the underlying issuer will decline in value. The transfer of risk pursuant to a derivative of this type may be complete or partial, and may be for the life of the related asset or for a shorter period. These derivatives may be used as a risk management tool for a pool of financial assets, providing the Fund with the opportunity to gain or reduce exposure to one or more reference securities or other financial assets (each, a "Reference Asset") without actually owning or selling such assets in order, for example, to increase or reduce a concentration risk or to diversify a portfolio. Conversely, these derivatives may be used by the Fund to reduce exposure to an owned asset without selling it.

Because the Fund would not own the Reference Assets, the Fund may not have any voting rights with respect to the Reference Assets, and in such cases all decisions related to the obligors or issuers of the Reference Assets, including whether to exercise certain remedies, will be controlled by the swap counterparties.

Total rate of return swaps and similar derivatives are subject to many risks, including the possibility that the market will move in a manner or direction that would have resulted in gain for the Fund had the swap or other derivative not been utilized (in which case it would have been better had the Fund not engaged in the transactions), nearly unlimited exposure to changes in the value of the Reference Assets, total loss to the Fund of the entire notional amount of the swap, the risk of imperfect correlation between the risk sought to be hedged and the derivative transactions utilized, the possible inability of the counterparty to fulfill its obligations under the swap and potential illiquidity of the instrument utilized, which may make it difficult for the Fund to close out or unwind one or more transactions.

Total rate of return swaps and related derivatives are a relatively recent development in the financial markets. Consequently, there are certain legal, tax and market uncertainties that present risks in entering into such an arrangement. There is currently little or no case law or litigation characterizing total rate of return swaps or related derivatives, interpreting their provisions, or characterizing their tax treatment. In addition, additional regulations and laws may apply to these types of derivatives that have not previously been applied. There can be no assurance that future decisions constructing similar provisions to those in any swap agreement or other related documents or additional regulations and laws will not have an adverse effect on the Fund that utilizes these instruments. The Fund will monitor these risks and seek to utilize these instruments in a manner that does not lead to undue risk regarding the tax or other structural elements of the Fund. The Fund will not invest in these types of instruments if the Reference Assets are commodities except for bona fide hedging or risk management purposes.

OPTIONS

The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or for hedging the value of its portfolio.

A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right in return for a premium to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price. The Fund's transactions in options may be subject to specific segregation requirements. See "Hedging Transactions".

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unexercised but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Fund's assets. To the extent that puts, straddles and similar investment strategies involve instruments regulated by the Commodity Futures Trading Commission ("CFTC"), the Fund is limited to an investment not in excess of 5% of its total assets.

WARRANTS AND RIGHTS

The Fund may invest without limit in warrants or rights which entitle the holder to buy equity securities at a specific price for or at the end of a specific period of time. The Fund will do so only if the underlying equity securities are deemed appropriate by the Adviser for inclusion in the Fund's portfolio. Investing in rights and warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. The value of a right or warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Rights and warrants generally pay no dividends and confer no voting or other rights other than the right to purchase the underlying security.

INVESTMENTS IN INVESTMENT COMPANIES

The Fund may invest in securities issued by other unaffiliated investment companies, although the Fund may not acquire more than 3% of the voting securities of any investment company. To the extent that the Fund invests in securities of other investment companies, shareholders in the Fund may be subject to duplicative advisory and administrative fees.

WHEN ISSUED, DELAYED DELIVERY SECURITIES, AND FORWARD COMMITMENTS

The Fund may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of securities involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Fund will only enter into a forward commitment with the intention of actually acquiring the security, the Fund may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Fund prior to the settlement date. The Fund will segregate with its custodian cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

UNSEASONED COMPANIES

The Fund may invest in securities of unseasoned companies (companies that have operated less then three years), which, due to their short operating history, may have less information available and may not be as liquid as other securities. The securities of such companies may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. If the other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be attained.

SHORT SALES

The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both to obtain capital gains from anticipated declines in securities and as a form of hedging to offset potential declines in long positions in the same or similar securities. The short sale of a security is considered a speculative investment technique.

When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale in order to satisfy its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other highly liquid securities. The Fund will also be required to deposit similar collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to the greater of the price at which the security is sold short or 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment of any amount received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.The market value of the securities sold short of any one issuer will not exceed either 10% of the Fund's total assets or 10% of such issuer's voting securities. The Fund will not make a short sale, if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its assets or the Fund's aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Fund may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest up to a total of 15% of its net assets in illiquid securities. The sale of illiquid securities often requires more time and results in higher brokerage charges, or dealer discounts, and other selling expenses than does the sale of securities eligible for trading on national securities exchanges, or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the Securities and Exchange Commission (the "SEC") or otherwise determined to be liquid may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. The Board will review pertinent factors such as trading activity, reliability of price information, and trading patterns of comparable securities in determining whether to treat any such security as liquid for purposes of the foregoing 15% test. To the extent the Board treats such securities as liquid, temporary impairments to trading patterns of such securities may adversely affect the Fund's liquidity.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and non-bank dealers of U.S. Government securities which are listed as reporting dealers of the Federal Reserve Bank and which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. In a repurchase agreement, the Fund purchases a debt security from a seller which undertakes to repurchase the security at a specified resale price on an agreed future date. The resale price generally exceeds the purchase price by an amount which reflects an agreed-upon market interest rate for the term of the repurchase agreement.

The Fund's risk is primarily that, if the seller defaults, the proceeds from the disposition of the underlying securities and other collateral for the seller's obligation are less than the repurchase price. If the seller becomes bankrupt, the Fund might be delayed in selling the collateral. Under the Investment Company Act of 1940, as amended (the "1940 Act"), repurchase agreements are considered loans. Repurchase agreements usually are for short periods, such as one week or less, but could be longer. Except for repurchase agreements for a period of a week or less in respect to obligations issued or guaranteed by the U.S. Government, its agencies, or instrumentalities, not more than 15% of the Fund's total assets may be invested in repurchase agreements. In addition, the Fund will not enter into repurchase agreements of a duration of more than seven days if, taken together with restricted securities and other securities for which there are no readily available quotations, more than 15% of its total assets would be so invested. These percentage limitations are fundamental and may not be changed without shareholder approval.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its portfolio securities to broker-dealers or financial institutions provided that the loans are callable at any time by the Fund. Loans by the Fund, if and when made, (1) will be collateralized in accordance with applicable regulatory requirements, and (2) will be limited so that the value of all loaned securities does not exceed 33% of the value of the Fund's total assets.

The Fund lends its portfolio securities in order to generate revenue to defray certain operating expenses. The advantage of this practice is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations.

A loan may generally be terminated by the borrower on one Business Day's notice, or by the Fund on five Business Days' notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights to the collateral should the borrower of the securities fail financially. However, loans of portfolio securities will only be made to firms deemed by the Fund's management to be creditworthy and when the income that can be earned from the loans justifies the attendant risks. The Board will oversee the creditworthiness of the contracting parties on an ongoing basis. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the party to whom the loan was made petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund's ability to sell the collateral and the Fund could suffer a loss.

When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund's investment in such loaned securities. The Fund will pay reasonable finder's, administrative, and custodial fees in connection with a loan of its securities.

BORROWING

The Fund does not borrow money except for (1) short-term credits from banks as may be necessary for the clearance of portfolio transactions, and (2) borrowings from banks for temporary or emergency purposes, including the meeting of redemption requests. Borrowing will not, in the aggregate, exceed 15% of the Fund's total assets, after giving effect to the borrowing, and borrowing for purposes other than meeting redemptions may not exceed 5% of the Fund's assets after giving effect to the borrowing. The Fund will not make additional investments when borrowings exceed 5% of assets.

HEDGING TRANSACTIONS

FUTURES CONTRACTS. The Fund may enter into futures contracts only for certain bona fide hedging, yield enhancement, and risk management purposes. The Fund may enter into futures contracts for the purchase or sale of debt securities, debt instruments, or indices of prices thereof, stock index futures, other financial indices, and U.S. Government Securities.

A "sale" of a futures contract (or a "short" futures position) means the assumption of a contractual obligation to deliver the securities underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) means the assumption of a contractual obligation to acquire the securities underlying the contract at a specified price at a specified future time.

Certain futures contracts are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures contracts. U.S. futures contracts have been designed by exchanges that have been designated as "contract markets" by the CFTC, and must be executed through a futures commission merchant (i.e., a brokerage firm) which is a member of the relevant contract market. Futures contracts trade on these contract markets and the exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

These contracts entail certain risks, including but not limited to the following: no assurance that futures contract transactions can be offset at favorable prices, possible reduction of the Fund's yield due to the use of hedging, possible reduction in value of both the securities hedged and the hedging instrument, possible lack of liquidity due to daily limits on price fluctuation, imperfect correlation between the contracts and the securities being hedged, and potential losses in excess of the amount invested in the futures contracts themselves.

CURRENCY TRANSACTIONS. The Fund may enter into various currency transactions, including forward foreign currency contracts, currency swaps, foreign currency or currency index futures contracts, and put and call options on such contracts or on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency for a set price at a future date. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate. Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers. Futures contracts are similar to forward contracts except that they are traded on an organized exchange and the obligations thereunder may be offset by taking an equal but opposite position to the original contract, with profit or loss determined by the relative prices between the opening and offsetting positions. The Fund expects to enter into these currency contracts and swaps in primarily the following circumstances: to "lock in" the U.S. dollar equivalent price of a security the Fund is contemplating buying or selling which is denominated in a non-U.S. currency; or to protect against a decline against the U.S. dollar of the currency of a particular country to which the Fund's portfolio has exposure. The Fund anticipates seeking to achieve the same economic result by utilizing from time to time for such hedging a currency different from one of the given portfolio securities as long as, in the view of the Adviser, such currency is essentially correlated to the currency of the relevant portfolio security based on historic and expected exchange rate patterns.

The Adviser may choose to use such instruments on behalf of the Fund depending upon market conditions prevailing and the perceived investment needs of the Fund. Futures contracts, interest rate swaps, options on securities indices and futures contracts, and certain currency contracts sold by the Fund are generally subject to segregation and coverage requirements with the result that, if the Fund does not hold the security or futures contract underlying the instrument, the Fund will be required to segregate on an ongoing basis with its custodian, cash, U.S. government securities, or other liquid securities in an amount at least equal to the Fund's obligations with respect to such instruments. Such amounts fluctuate as the obligations increase or decrease in value. The segregation requirement can result in the Fund maintaining securities positions it would otherwise liquidate or segregating assets at a time when it might be disadvantageous to do so.

TEMPORARY DEFENSIVE POSITION

The Fund may invest in money market instruments as a temporary defensive position in response to adverse market conditions or in periods when announced merger and acquisition opportunities are scarce . The result of this action may be that the Fund will be unable to achieve its investment objective.

                             INVESTMENT RESTRICTIONS

The Fund's investment objective and the following investment restrictions are fundamental and cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities (defined in the 1940 Act) as the lesser of (a) more than 50% of the outstanding shares or (b) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented). All other investment policies or practices are considered not to be fundamental and accordingly may be changed without shareholder approval. If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, later changes in percentage resulting from changing market values or total assets of the Fund will not be considered a deviation from policy. The Fund may not:

     (1) invest 25% or more of the value of its total assets in any one industry or issuer;

     (2) issue senior securities, except that the Fund may borrow money, including on margin if margin securities are owned, and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets (including the amount of such enumerated senior securities issued but excluding any liabilities and indebtedness not constituting senior securities) and except that the Fund may borrow up to an additional 5% of its total assets for temporary purposes; or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies. The Fund's obligations under the foregoing types of transactions and investment strategies are not treated as senior securities;

     (3) make loans of money or property to any person, except through loans of portfolio securities, the purchase of fixed income securities, or the acquisition of securities subject to repurchase agreements;

     (4) underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities or the sale of its own shares the Fund may be deemed to be an underwriter;

     (5) invest for the purpose of exercising control over management of any company;

     (6) purchase real estate or interests therein, including limited partnerships that invest primarily in real estate equity interests, other than mortgage-backed securities, publicly traded real estate investment trusts, and similar instruments; or

     (7) purchase or sell commodities or commodity contracts except for hedging purposes or invest in any oil, gas, or mineral interests.

                         PORTFOLIO HOLDINGS INFORMATION

Employees of the Investment Adviser and its affiliates will often have access to information concerning the portfolio holdings of the Fund. The Fund and the Investment Adviser have adopted policies and procedures that require all employees to safeguard proprietary information of the Fund, which includes information relating to the Fund's portfolio holdings as well as portfolio trading activity of the Investment Adviser with respect to the Fund (collectively, "Portfolio Holdings Information"). In addition, the Fund and the Investment Adviser have adopted policies and procedures providing that Portfolio Holdings Information may not be disclosed except to the extent that it is (a) made available to the general public by posting on the Fund's website or filed as part of a required filing on Form N-Q or N-CSR, or (b) provided to a third party for legitimate business purposes or regulatory purposes, that has agreed to keep such data confidential under terms approved by the Investment Adviser's legal department or outside counsel, as described below. The Investment Adviser will examine each situation under (b) with a view to determine that release of the information is in the best interest of the Fund and its shareholders and, if a potential conflict between the Investment Adviser's interests and the Fund's interests arises, to have such conflict resolved by the Chief Compliance Officer or those Directors who are not considered to be "interested persons", as defined in the 1940 Act (the "Independent Directors"). These policies further provide that no officer of the Fund or employee of the Investment Adviser shall communicate with the media about the Fund without obtaining the advance consent of the Chief Executive Officer, Chief Operating Officer, or General Counsel of the Investment Adviser.

Under the foregoing policies, the Fund may disclose Portfolio Holdings Information in the circumstances outlined below. Disclosure generally may be either on a monthly or quarterly basis with no time lag in some cases and with a time lag of up to 60 days in other cases (with the exception of proxy voting services which require a regular download of data):

     (1) To regulatory authorities in response to requests for such information and with the approval of the Chief Compliance Officer of the Fund;

     (2) To mutual fund rating and statistical agencies and to persons performing similar functions where there is a legitimate business purpose for such disclosure and such entity has agreed to keep such data confidential until at least it has been made public by the Investment Adviser;

     (3) To service providers of the Fund, as necessary for the performance of their services to the Fund and to the Board, where such entity has agreed to keep such data confidential until at least it has been made public by the Investment Adviser. The Fund's current service providers that may receive such information are its administrator, sub-administrator, custodian, independent registered public accounting firm, legal counsel, and financial printers;

     (4) To firms providing proxy voting and other proxy services provided such entity has agreed to keep such data confidential until at least it has been made public by the Investment Adviser;

     (5) To certain broker-dealers, investment advisers, and other financial intermediaries for purposes of their performing due diligence on the Fund and not for dissemination of this information to their clients or use of this information to conduct trading for their clients. Disclosure of Portfolio Holdings Information in these circumstances requires the broker, dealer, investment adviser, or financial intermediary to agree to keep such information confidential until at least it has been made public by the Investment Adviser and is further subject to prior approval of the Chief Compliance Officer of the Fund and shall be reported to the Board at the next quarterly meeting; and

     (6) To consultants for purposes of performing analysis of the Fund, which analysis may be used by the consultant with its clients or disseminated to the public, provided that such entity shall have agreed to keep such information confidential until at least it has been made public by the Investment Adviser.

As of the date of this SAI, the Fund makes information about its portfolio securities available to its administrator, sub-administrator, custodian and proxy voting service on a daily basis, with no time lag, to its typesetter on a quarterly basis with a ten day time lag, to its financial printers on a quarterly basis with a forty-five day time lag, and to its independent registered public accounting firm and legal counsel on an as needed basis with no time lag. The names of the Fund's administrator, custodian, independent registered public accounting firm and legal counsel are set forth in this SAI. The Fund's proxy voting service is Broadridge Financial Solutions, Inc. Bowne & Co., Inc. provides typesetting services for the Fund, and the Fund selects from a number of financial printers who have agreed to keep such information confidential until at least it has been made public by the Investment Adviser.

Other than these arrangements with the Fund's service providers and proxy voting service, the Fund has no ongoing arrangements to make available information about the Fund's portfolio securities prior to such information being disclosed in a publicly available filing with the SEC that is required to include the information.

Disclosures made pursuant to a confidentiality agreement are subject to periodic confirmation by the Chief Compliance Officer of the Fund that the recipient has utilized such information solely in accordance with the terms of the agreement. Neither the Fund, nor the Investment Adviser, nor any of the Investment Adviser's affiliates will accept on behalf of itself, its affiliates, or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of the Fund. The Board will review such arrangements annually with the Fund's Chief Compliance Officer.

                             DIRECTORS AND OFFICERS

Under Maryland law, the Corporation's Board is responsible for establishing the Corporation's policies and for overseeing the management of the Fund. The Board also elects the Fund's officers. Information pertaining to the Directors and executive officers of the Corporation is set forth below.


                                    TERM OF      NUMBER OF FUNDS
NAME, POSITION(S),                OFFICE AND     IN FUND COMPLEX                                          OTHER DIRECTORSHIPS
    ADDRESS(1)                     LENGTH OF         OVERSEEN          PRINCIPAL OCCUPATION(S)              HELD BY DIRECTOR
     AND AGE                    TIME SERVED(2)     BY DIRECTOR         DURING PAST FIVE YEARS        [DURING PAST FIVE YEARS] (3)
------------------              --------------   ---------------   -------------------------------   ----------------------------
INTERESTED DIRECTOR (4) :
MARIO J. GABELLI                Since 1993             26          Chairman and Chief Executive      Director of Morgan Group
Director and Chief Investment                                      Officer of GAMCO Investors,       Holdings, Inc. (holding
Officer                                                            Inc. and Chief Investment         company); Chairman of the
Age: 67                                                            Officer - Value Portfolios of     Board of LICT Corp.
                                                                   Gabelli Funds, LLC and GAMCO      (multimedia and
                                                                   Asset Management Inc.;            communication services);
                                                                   Director/Trustee or Chief         Director of CIBL, Inc.
                                                                   Investment Officer of other       (broadcasting and
                                                                   registered investment             wireless communications)
                                                                   companies in the Gabelli/GAMCO
                                                                   Funds complex; Chairman and
                                                                   Chief Executive Officer of
                                                                   GGCP, Inc.
INDEPENDENT DIRECTORS:
ANTHONY J. COLAVITA             Since 1993             34          President of the law firm of
Director                                                           Anthony J. Colavita, P.C.         ______
Age: 74

VINCENT D. ENRIGHT              Since 1993             16          Former Senior Vice President      Director of Echo
Director                                                           and Chief Financial Officer of    herapeutics, Inc.
Age: 66                                                            KeySpan Corporation (public       therapeutics and
                                                                   utility)                          diagnostics)

MARY E. HAUCK                   Since 2000             3           Retired Senior Manager of the
Director                                                           Gabelli O'Connor Fixed Income     ______
Age: 67                                                            Mutual Funds Management Company

KUNI NAMAKURA                   Since 2009             9           President of Advanced Polymer,
Director                                                           Inc.                              ______
Age: 41

WERNER J. ROEDER, MD            Since 1993             22          Medical Director of Lawrence
Director                                                           Hospital and practicing           ______
Age: 70                                                            private physician

----------
(1)  Address: One Corporate Center, Rye NY 10580, unless otherwise noted.

(2)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (I.E. public companies) or other investment companies registered under the 1940 Act.

(4) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered to be an "interested person" because of his affiliation with Gabelli Funds, LLC, which acts as the Fund's investment adviser.

NAME, POSITION(S),         TERM OF OFFICE AND
    ADDRESS(1)               LENGTH OF TIME                            PRINCIPAL OCCUPATION(S)
      AND AGE                   SERVED(2)                               DURING PAST FIVE YEARS
------------------         ------------------   ---------------------------------------------------------------------
OFFICERS:
BRUCE N. ALPERT            Since 2003           Executive Vice President and Chief Operating Officer of Gabelli
President and Secretary                         Funds, LLC since 1988 and an officer of all of the registered
Age:  58                                        investment companies in the Gabelli/GAMCO Funds complex; Director and
                                                President of Teton Advisors, Inc. 1998 through 2008; Chairman of
                                                Teton Advisors, Inc. since 2008; Senior Vice President of GAMCO
                                                Investors, Inc. since 2008.

AGNES MULLADY              Since 2006           Senior Vice President of GAMCO Investors, Inc. since 2009; Vice
Treasurer                                       President of Gabelli Funds, LLC since 2007; Officer of all of the
Age: 51                                         registered investment companies in the Gabelli/GAMCO Funds complex;
                                                Senior Vice President of U.S. Trust Company, N.A. and Treasurer and
                                                Chief Financial Officer of Excelsior Funds from 2004 through 2005.

PETER D. GOLDSTEIN         Since 2004           Director of Regulatory Affairs at GAMCO Investors, Inc. since 2004;
Chief Compliance Officer                        Chief Compliance Officer of all of the registered investment
Age:  57                                        companies in the Gabelli/GAMCO Funds complex.

----------
1    Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

2 Each Officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.


STANDING BOARD COMMITTEES

The Board has established three standing committees in connection with their governance of the Corporation - Audit, Nominating and Proxy Voting. The Corporation does not have a standing compensation committee.


The Corporation's Audit Committee consists of three members: Messrs. Enright (Chairman), Colavita and Roeder, who are Independent Directors of the Fund. The Audit Committee operates pursuant to a Charter that was most recently reviewed and approved by the Board of the Corporation on February 25, 2010. As set forth in the Charter, the function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control and it is the independent accountants' responsibility to plan and carry out a proper audit. The Audit Committee is generally responsible for reviewing and evaluating issues related to the accounting and financial reporting policies and practices of the Fund, its internal controls and, as appropriate, the internal controls of certain service providers, overseeing the quality and objectivity of the Fund's financial statements and the audit thereof, and to act as a liaison between the Board and the Fund's independent registered public accountants. During the fiscal year ended December 31, 2009, the Audit Committee met twice.



The Corporation's Nominating Committee consists of three members: Messrs. Colavita (Chairman), Enright and Roeder, who are Independent Directors of the Fund. The Nominating Committee is responsible for selecting and recommending qualified candidates to the full Board in the event that a position is vacated or created. The Nominating Committee would consider, under procedures adopted by the Board, recommendations by shareholders if a vacancy were to exist. Such recommendations should be forwarded to the Secretary of the Corporation. The Nominating Committee met onceduring the year ended December 31, 2009.



The Corporation's Proxy Voting Committee ("Proxy Committee") consists of three members: Messrs. Enright (Chairman), Colavita and Roeder, who are Independent Directors of the Fund. Under certain circumstances and pursuant to specific procedures and guidelines, the Proxy Committee will, in place of the Fund's Adviser, exercise complete control and discretion over the exercise of all rights to vote or consent with respect to certain securities owned by the Fund. The Proxy Committee meets periodically on an as needed basis to consider such matters and [did not meet] during the year ended December 31, 2009.

DIRECTOR OWNERSHIP OF FUND SHARES


Set forth in the table below is the dollar range of equity securities in the Fund and the aggregate dollar range of equity securities in the Fund complex beneficially owned by each Director as of December 31, 2009.



                                                  AGGREGATE DOLLAR
                         DOLLAR RANGE OF EQUITY    RANGE OF EQUITY
                             SECURITIES HELD       SECURITIES HELD
    NAME OF DIRECTOR          IN THE FUND*        IN FUND COMPLEX*
    ----------------     ----------------------   ----------------
INTERESTED DIRECTOR:
Mario J. Gabelli                 [___]                  [___]
INDEPENDENT DIRECTORS:
Anthony J. Colavita**            [___]                  [___]
Vincent D. Enright               [___]                  [___]
Mary E. Hauck                    [___]                  [___]
Kuni Namakura                    [___]                  [___]
Werner J. Roeder, MD             [___]                  [___]

----------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2009

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. Over $100,000

** Mr. Colavita beneficially owns [less than 1%] of the common stock of The LGL Group, Inc. having a value of $[___] as of December 31, 2009. The LGL Group, Inc. may be deemed to be controlled by Mario J. Gabelli and/or a related person and in that event would be deemed to be under common control with the Fund's Adviser.


DIRECTOR AND OFFICER COMPENSATION


No director, officer, or employee of the Adviser or an affiliated company receives any compensation from the Fund for serving as an officer or Director of the Fund. The Fund pays each of its Independent Directors $1,000 per annum plus $250 per meeting attended in person or by telephone and reimburses each Independent Director for related travel and other out-of-pocket expenses. The Fund also pays each Director serving as a member of the Audit Committee a fee of $250 per committee meeting attended. The lead Director and Chairman of the Audit Committee each receive an additional $1,000 as an annual retainer. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings on behalf of multiple funds. Directors and officers of the Fund who are employed by the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.



The following table sets forth certain information regarding the compensation of the Fund's Directors. No executive officer or person affiliated with the Fund received compensation in excess of $60,000 from the Fund for the year ended December 31, 2009.


                               COMPENSATION TABLE

                             Aggregate Compensation
                                 from Registrant
                                  (Fiscal Year)


                                                  TOTAL COMPENSATION
   NAME OF PERSON        AGGREGATE COMPENSATION      FROM THE FUND
    AND POSITION             FROM THE FUND        AND FUND COMPLEX *
   --------------        ----------------------   ------------------
INTERESTED DIRECTOR:
Mario J. Gabelli                  $    0              $      0(26)
Chairman of the Board
INDEPENDENT DIRECTORS:
Anthony J. Colavita               $2,563              $263,438(35)
Director
Vincent D. Enright                $4,563              $129,437(15)
Director
Mary E. Hauck                     $2,000              $ 17,000(3)
Director
Kuni Nakamura                     $  375              $ 12,250(9)
Director
Werner J. Roeder, MD              $2,500              $115,500(22)
Director

----------
* Represents the total compensation paid to such persons during the fiscal year ended December 31, 2009. The parenthetical number represents the number of investment companies (including the Fund) or portfolios thereof from which such person receives compensation and which are considered part of the same "fund complex" as the Fund because they have common or affiliated investment advisers.


CODE OF ETHICS

The Corporation, its investment adviser, and principal underwriter have adopted a code of ethics (the "Code of Ethics") under Rule 17j-1 of the 1940 Act. The Code of Ethics permits personnel, subject to the Code of Ethics and its restrictive provisions, to invest in securities, including securities that may be purchased or held by the Corporation.

PROXY VOTING POLICIES

The Fund has delegated the voting of its portfolio securities to Gabelli Funds, LLC in its capacity as the Fund's investment adviser. The Adviser has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which the Adviser has voting discretion, including the Fund. Under the Proxy Voting Policy, portfolio securities held by the Fund are to be voted in the best interests of the Fund.

Normally, the Adviser exercises proxy voting discretion on particular types of proposals in accordance with guidelines (the "Proxy Guidelines") set forth in the Proxy Voting Policy. The Proxy Guidelines address, for example, proposals to elect the board of directors, to classify the board of directors, to select the independent registered public accounting firm, to issue blank check preferred stock, to use confidential ballots, to eliminate cumulative voting, to require shareholder ratification of poison pills, to support fair price provisions, to require a supermajority shareholder vote for charter or bylaw amendments, to provide for director and officer indemnification and liability protection, to increase the number of authorized shares of common stock, to allow greenmail, to limit shareholders' rights to call special meetings, to consider the non-financial effects of a merger, to limit shareholders' right to act by written consent, to approve executive and director compensation plans (including golden parachutes), to limit executive and director pay, to approve stock option plans, to opt in or out of state takeover statutes, and to approve mergers, acquisitions, corporate restructuring, spin-offs, buyouts, assets sales, or liquidations.

A Proxy Committee comprised of senior representatives of the Adviser and its affiliated investment advisers has the responsibility for the content, interpretation, and application of the Proxy Guidelines. In general, the Director of Proxy Voting Services, using the Proxy Guidelines, recommendations of Institutional Shareholder Services, Inc. ("ISS") and its Corporate Governance Service, other third-party services, and the analysts of Gabelli & Company, Inc. (the "Distributor"), will determine how to vote on each issue. For non-controversial matters, the Director of Proxy Voting Services may vote the proxy if the vote is (1) consistent with the recommendations of the issuer's board of directors and not contrary to the Proxy Guidelines; (2) consistent with the recommendations of the issuer's board of directors and is a non-controversial issue not covered by the Proxy Guidelines; or (3) the vote is contrary to the recommendations of the issuer's board of directors but is consistent with the Proxy Guidelines.


All matters identified by the Chairman of the Proxy Committee, the Director of Proxy Voting Services, or the Adviser's Legal Department as controversial, taking into account the recommendations of ISS or other third party sources and the analysts of the Distributor, will be presented to the Proxy Committee. If the Chairman of the Proxy Committee, the Director of Proxy Voting Services, or the Adviser's Legal Department has identified the matter as one that (1) is controversial; (2) would benefit from deliberation by the Proxy Committee; or
(3) may give rise to a conflict of interest between the Adviser and its clients, the Chairman of the Proxy Committee will initially determine what vote to recommend that the Adviser should cast and the matter will go before the Proxy Committee.


For matters submitted to the Proxy Committee, each member of the Proxy Committee will receive, prior to the meeting, a copy of the proxy statement, any relevant third party research, a summary of any views provided by the Chief Investment Officer, and any recommendations by the Distributor's analysts. The Chief Investment Officer or the Distributor's analysts may be invited to present their viewpoints. If the Adviser's Legal Department believes that the matter before the Proxy Committee is one with respect to which a conflict of interest may exist between the Adviser and its clients, legal counsel will provide an opinion to the Proxy Committee concerning the conflict. If legal counsel advises that the matter is one in which the interests of the clients of the Adviser may diverge, the Proxy Committee may make different recommendations as to different clients. For any matters where the recommendation may trigger appraisal rights, counsel will advise concerning the likely risks and merits of such an appraisal action.

Where a proxy proposal raises a material conflict between the interests of the Fund's shareholders on the one hand, and those of the Fund's Adviser or principal underwriter on the other hand, the conflict will be brought to the Proxy Committee of the Fund to determine a resolution. The Proxy Committee may determine to resolve any such conflict itself, may ask the Independent Directors of the Fund to vote the proxies, which would potentially include the Proxy Committee, or may delegate the voting of such proxies to an independent person.

Each matter submitted to the Proxy Committee will be determined by the vote of a majority of the members present at the meeting. Should the vote concerning one or more recommendations be tied in a vote of the Proxy Committee, the Chairman of the Proxy Committee will break the tie. The Proxy Committee will notify the proxy department of its decisions and the proxies will be voted accordingly.


The Fund filed Form N-PX with the Fund's complete proxy voting record for the 12 months ended June 30, 2009. This filing for the Fund is available without charge, upon request, by calling toll-free (800) 422-3554 and on the SEC's website at www.sec.gov.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


As of April [__], 2010 the following persons were known to own of record or beneficially 5% or more of the Fund's outstanding shares:




                             [TO BE INSERTED LATER]

NAME AND ADDRESS   % OF CLASS   NATURE OF OWNERSHIP
----------------   ----------   -------------------
CLASS AAA

ADVISOR CLASS



* Beneficial ownership is disclaimed. Beneficial ownership of shares representing 25% or more of the outstanding shares of a class of the Fund may be deemed to represent control of the class, as that term is defined in the 1940 Act.


(a) Includes shares directly or indirectly owned by Mr. Gabelli as a result of his position as a controlling person of certain shareholders, including shares held by GGCP, Inc., Gabelli Securities, Inc. and GAMCO Investors, Inc. The shares shown as beneficially owned by Mr. Gabelli include the shares owned by MJG Management, Inc. and GGCP, Inc. in the table above.


As of April [__], 2010, as a group, the Directors (excluding Mr. Gabelli) and officers of the Fund owned [less than 1%] of the outstanding shares of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER


The Adviser is a New York limited liability company with principal offices located at One Corporate Center, Rye, New York 10580-1422. The Adviser was organized in 1999 and is the successor to Gabelli Funds, Inc., which was organized in 1980. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Mr. Mario J. Gabelli may be deemed a "controlling person" of the Adviser based on his controlling interest in GAMCO Investors, Inc. ("GBL"), the parent company of the Adviser. The Adviser and several of its affiliates provide investment advisory services. As of December 31, 2009, the Adviser acted as a registered investment adviser to [26] management investment companies with aggregate net assets of $14.8 billion. The Adviser, together with the other affiliated investment advisers noted below had assets under management totaling approximately $[26.9] billion as of December 31, 2009. GAMCO Asset Management Inc., an affiliate of the Adviser, acts as investment adviser for individuals, pension trusts, profit sharing trusts and endowments, and as a sub adviser to management investment companies having aggregate assets of $11.2 billion under management as of December 31, 2009. Gabelli Securities, Inc., an affiliate of the Adviser, acts as investment adviser for investment partnerships and entities having aggregate assets of approximately $305 million as of December 31, 2009. Gabelli Fixed Income LLC, an affiliate of the Adviser, acts as investment adviser for separate accounts having aggregate assets of approximately $26 million under management as of December 31, 2009. Teton Advisors, Inc., an affiliate of the Adviser, acts as investment manager to the GAMCO Westwood Funds having aggregate assets of approximately $537 million under management as of December 31, 2009. Each of the foregoing companies, other than Teton Advisors, Inc., is a subsidiary of GBL. Teton Advisors, Inc. was spun off by GBL by virtue of Mr. Gabelli's ownership of GGCP, Inc., the principal shareholder of Teton Advisors, Inc., as of December 31, 2009.


Affiliates of the Adviser may, in the ordinary course of their business, acquire for their own account or for the accounts of their advisory clients, significant (and possibly controlling) positions in the securities of companies that may also be suitable for investment by the Fund. The securities in which the Fund might invest may thereby be limited to some extent. For instance, many companies in the past several years have adopted so-called "poison pill" or other defensive measures designed to discourage or prevent the completion of non-negotiated offers for control of the company. Such defensive measures may have the effect of limiting the shares of the company which might otherwise be acquired by the Fund if the affiliates of the Adviser or their advisory accounts have or acquire a significant position in the same securities. However, the Adviser does not believe that the investment activities of its affiliates will have a material adverse effect upon the Fund in seeking to achieve its investment objectives. Securities purchased or sold pursuant to contemporaneous orders entered on behalf of the investment company accounts of the Adviser or the advisory accounts managed by its affiliates for their unaffiliated clients are allocated pursuant to principles believed to be fair and not disadvantageous to any such accounts. In addition, all such orders are accorded priority of execution over orders entered on behalf of accounts in which the Adviser or its affiliates have a substantial pecuniary interest. The Adviser may on occasion give advice or take action with respect to other clients that differs from the actions taken with respect to the Fund. The Fund may invest in the securities of companies which are investment management clients of GAMCO. In addition, portfolio companies or their officers or directors may be minority shareholders of the Adviser or its affiliates.

The Adviser currently serves as an investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Contract") which was originally approved by the Fund's sole shareholder on March 10, 1993. Pursuant to the Contract, the Adviser furnishes a continuous investment program for the Fund's portfolio, makes the day-to-day investment decisions of the Fund, arranges the portfolio transactions for the Fund, and generally manages the Fund's investments in accordance with the stated policies of the Fund, subject to the general supervision of the Board of the Fund. For the services it provides, the Adviser is paid an annual fee based on the value of the Fund's average daily net assets of 0.50%. On April 27, 2007 the Board, including a majority of its Independent Directors, approved a permanent reduction in the contractual fee rate to 0.50% of the Fund's average daily net assets. The Advisor Class Shares were first offered on May 1, 2007.

Under the Contract, the Adviser also (i) provides the Fund with the services of persons competent to perform such supervisory, administrative, and clerical functions as are necessary to provide effective administration of the Fund, including maintaining certain books and records and overseeing the activities of the Fund's Custodian and Transfer Agent; (ii) oversees the performance of administrative and professional services to the Fund by others, including PNC Global Investment Servicing (U.S.) Inc., (formerly PFPC Inc.), the Fund's Sub-Administrator, ("PNC" or "the Sub-Administrator") and State Street Bank and Trust Company ("State Street"), the Fund's Custodian, Transfer Agent, and Dividend Disbursing Agent, as well as accounting, auditing, and other services performed for the Fund; (iii) provides the Fund with adequate office space and facilities; (iv) supervises the preparation of, but does not pay for, the periodic updating of the Fund's registration statement, Prospectuses and SAI, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, the Fund's tax returns, and reports to the Fund's shareholders and the SEC; (v) supervises, but does not pay for, the calculation of the NAV of each class of shares in the Fund; (vi) supervises the preparation of, but does not pay for, all filings under the securities or "Blue Sky" laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; and (vii) prepares notices and agendas for meetings of the Fund's Board and minutes of such meetings in all matters required by applicable law to be acted upon by the Board.


The cost of calculating the Fund's NAV is an expense payable by the Fund pursuant to the Contract. To the extent that a portion of the sub-administration fee is used to pay for personnel and equipment related to calculating the NAV, the Fund will reimburse the Adviser for such expense up to [$45,000]. During the fiscal year ended December 31, 2009, the Fund reimbursed the Adviser [$45,000] in connection with the cost of computing the Fund's NAV.


The Contract provides that absent willful misfeasance, bad faith, gross negligence, or reckless disregard of its duty, the Adviser and its employees, officers, directors, and controlling persons are not liable to the Fund or any of its investors for any act or omission by the Adviser or for any error of judgment or for losses sustained by the Fund. However, the Contract provides that the Fund is not waiving any rights it may have with respect to any violation of law, which cannot be waived. The Contract also provides indemnification for the Adviser and each of these persons for any conduct for which they are not liable to the Fund. The Contract in no way restricts the Adviser from acting as adviser to others. The Fund has agreed by the terms of the Contract that the word "Gabelli" in its name is derived from the name of the Adviser which in turn is derived from the name of Mario J. Gabelli; that such name is the property of the Adviser for copyright and/or other purposes; and that, therefore, such name may freely be used by the Adviser for other investment companies, entities, or products. The Fund has further agreed that in the event that for any reason, the Adviser ceases to be its investment adviser, the Fund will, unless the Adviser otherwise consents in writing, promptly take all steps necessary to change its name to one which does not include "Gabelli."

By its terms, the Contract will remain in effect from year to year, provided each such annual continuance is specifically approved by the Fund's Board or by a "majority" (as defined in the 1940 Act) vote of its shareholders and, in either case, by a majority vote of the Independent Directors, cast in person at a meeting called specifically for the purpose of voting on the continuance of the Contract. The Contract is terminable without penalty by the Fund on sixty days' written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board, or by the Adviser on sixty days' written notice, and will automatically terminate in the event of its "assignment" as defined by the 1940 Act.


For the fiscal year ended December 31, 2007, the adviser earned advisory fees of $1,382,772 and was paid $1,046,197 by the Fund after the effect of voluntary advisory fee waivers of $336,575. For the fiscal year ended December 31, 2008, the adviser earned advisory fees of $1,078,744. For the fiscal year ended December 31, 2009, the Adviser earned advisory fees of $[__].


PORTFOLIO MANAGER INFORMATION

OTHER ACCOUNTS MANAGED


The table below provides summary information regarding other accounts for which the portfolio manager was primarily responsible for the day-to-day management during the fiscal year ended December 31, 2009.

                                                                               # OF ACCOUNTS
                                                 TOTAL                           MANAGED WITH      TOTAL ASSETS WITH
NAME OF PORTFOLIO                             # OF ACCOUNTS                  ADVISORY FEE BASED   ADVISORY FEE BASED
    MANAGER            TYPE OF ACCOUNTS          MANAGED      TOTAL ASSETS     ON PERFORMANCE       ON PERFORMANCE
-----------------   -----------------------   -------------   ------------   ------------------   ------------------
Mario J. Gabelli    Registered Investment                         $____                                $____
                    Companies:
                    Other Pooled Investment                       $____                                $____
                    Vehicles:
                    Other Accounts:                               $____                                $____


POTENTIAL CONFLICTS OF INTEREST

Actual or apparent conflicts of interest may arise when the portfolio manager also has day-to-day management responsibilities with respect to one or more other accounts. These potential conflicts include:

ALLOCATION OF LIMITED TIME AND ATTENTION. Because the portfolio manager manages more than one account, he may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as if he were to devote substantially more attention to the management of only the Fund.

ALLOCATION OF LIMITED INVESTMENT OPPORTUNITIES. If the portfolio manager identifies an investment opportunity that may be suitable for multiple accounts, the Fund may not be able to take full advantage of that opportunity because the opportunity may need to be allocated among these accounts or other accounts managed primarily by other portfolio manager of the Adviser and its affiliates.

PURSUIT OF DIFFERING STRATEGIES. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the accounts for which he exercises investment responsibility, or may decide that certain of these accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may execute differing or opposite transactions for one or more accounts which may affect the market price of the security or the execution of the transactions, or both, to the detriment of the Fund or other accounts.


SELECTION OF BROKER/DEALERS. A portfolio manager may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds or accounts that they supervise. In addition to providing execution of trades, some brokers and dealers provide portfolio managers with brokerage and research services which may result in the payment of higher brokerage fees than might otherwise be available. These services may be more beneficial to certain funds or accounts of the Adviser and its affiliates than to others. Although the payment of brokerage commissions is subject to the requirement that the Adviser determines in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds or other accounts that the Adviser and its affiliates manage. In addition, with respect to certain types of accounts (such as pooled investment vehicles and other accounts managed for organizations and individuals) the Adviser may be limited by the client concerning the selection of brokers or may be instructed to direct trades to particular brokers. In these cases, the Adviser or its affiliates may place separate, non-simultaneous transactions in the same security for the Fund and another account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account. Because of Mr. Gabelli's position with the Distributor and his indirect ownership interest in the Distributor, he may have an incentrive to use the Distributor to execute portfolio transactions for the Fund.


VARIATION IN COMPENSATION. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the accounts that he manages. If the structure of the Adviser's management fee or the portfolio manager's compensation differs among accounts (such as where certain accounts pay higher management fees or performance-based management fees), the portfolio manager may be motivated to favor certain accounts over others. The portfolio manager also may be motivated to favor accounts in which he has an investment interest, or in which the Adviser or its affiliates have investment interests. Similarly, the desire to maintain assets under management or to enhance a portfolio manager's performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those accounts that could most significantly benefit the portfolio manager. In Mr. Gabelli's case, the Adviser's compensation (and expenses) for the Fund are marginally greater as a percentage of assets than for certain other accounts and are less than for certain other accounts managed by Mr. Gabelli, while his personal compensation structure varies with near-term performance to a greater degree in certain performance fee based accounts than with non-performance based accounts. In addition, he has investment interests in several of the funds managed by the Adviser and its affiliates.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to address the various conflicts of interest that may arise for the Adviser and its staff members. However, there is no guarantee that such policies and procedures will be able to detect and address every situation in which an actual or potential conflict may arise.

COMPENSATION STRUCTURE

Mr. Gabelli receives incentive-based variable compensation based on a percentage of net revenues received by the Adviser for managing the Fund. Net revenues are determined by deducting from gross investment management fees the firm's expenses (other than Mr. Gabelli's compensation) allocable to the Fund. Additionally, he receives similar incentive-based variable compensation for managing other accounts within the firm. This method of compensation is based on the premise that superior long-term performance in managing a portfolio should be rewarded with higher compensation as a result of growth of assets through appreciation and net investment activity. One of the other registered investment companies managed by Mr. Gabelli has a performance (fulcrum) fee arrangement for which his compensation is adjusted up or down based on the performance of the investment company relative to an index. Mr. Gabelli manages other accounts with performance fees. Compensation for managing these accounts has two components. One component of the fee is based on a percentage of net revenues received by the Adviser for managing the account. The second component is based on absolute performance of the account, with respect to which a percentage of such performance fee is paid to Mr. Gabelli. As an executive officer of the Adviser's parent company, GBL, Mr. Gabelli also receives ten percent of the net operating profits of the parent company. Mr. Gabelli receives no base salary, no annual bonus, and no stock options.

OWNERSHIP OF SHARES IN THE FUND

Set forth in the table below is the dollar range of equity securities in the Fund beneficially owned by the Fund's portfolio manager:

                    DOLLAR RANGE OF EQUITY
                        SECURITIES HELD
    NAME                  IN THE FUND*
    ----            -----------------------
Mario J. Gabelli             [__]

----------
*    KEY TO DOLLAR RANGES- INFORMATION AS OF DECEMBER 31, 2009

A. None
B. $1 - $10,000
C. $10,001 - $50,000
D. $50,001 - $100,000
E. $100,001 - $500,000
F. $500,001 - $1,000,000
G. over $1,000,000


SUB-ADMINISTRATOR

The Adviser has entered into an agreement (the "Sub-Administration Agreement") with PNC which is located at 760 Moore Road, King of Prussia, Pennsylvania 19406. Under the Sub-Administration Agreement, the Sub-Administrator (a) assists in supervising all aspects of the Corporation's operations except those performed by the Adviser under its advisory agreement with the Fund; (b) supplies the Corporation with office facilities (which may be in the Sub-Administrator's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of the NAV of each class of the Fund, internal auditing and regulatory administration services, internal executive and administrative services, and stationery and office supplies; (c) prepares and distributes materials for all Corporation Board meetings including the mailing of all Board materials and collates the same materials into the Board books and assists in the drafting of minutes of the Board meetings; (d) prepares reports to Fund shareholders, tax returns, and reports to and filings with the SEC and state "Blue Sky" authorities; (e) provides any equipment or services necessary for the purpose of pricing shares or valuing the Fund's investment portfolio;
(f) provides compliance testing of all Fund activities against applicable requirements of the 1940 Act and the rules thereunder, the Code, and the Fund's investment restrictions; (g) furnishes to the Adviser such statistical and other factual information and information regarding economic factors and trends as the Adviser from time to time may require; and (h) generally provides all administrative services that may be required for the ongoing operation of the Corporation in a manner consistent with the requirements of the 1940 Act.

For the services it provides, the Adviser pays the Sub-Administrator an annual fee based on the value of the aggregate average daily net assets of all funds under its administration managed by the Adviser as follows: up to $10 billion - 0.0275%; $10 billion to $15 billion - 0.0125%; over $15 billion - 0.01%.

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP, Four Times Square, New York, New York 10036, serves as the Fund's legal counsel.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[_________], independent registered public accounting firm, has been selected to audit the Fund's annual financial statements.

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, is the Custodian for the Fund's cash and securities. Boston Financial Data Services, Inc. ("BFDS"), an affiliate of State Street located at The BFDS Building, 30 Dan Road, Canton,, Massachusetts 02021-2809, performs the shareholder services on behalf of State Street and acts as the Fund's transfer agent and dividend disbursing agent. Neither BFDS nor State Street assists in or is responsible for investment decisions involving assets of the Fund.

DISTRIBUTOR


To implement the Fund's Rule 12b-1 Plan, the Fund has entered into a Distribution Agreement with Gabelli & Company, Inc., a New York corporation which is an indirect majority owned subsidiary of GBL, having principal offices located at One Corporate Center, Rye, New York 10580-1422. The Distributor acts as agent of the Fund for the continuous offering of its shares on a best efforts basis.


                                DISTRIBUTION PLAN

The Board of the Fund approved the elimination of the Fund's distribution and service plan for Class AAA Shares adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act effective February 25, 2004. The Board also approved a distribution and service plan under Rule 12b-1 for Advisor Class Shares on February 21, 2007 (the "Rule 12b-1 Plan").

Payments may be made by the Fund under the Rule 12b-1 Plan for the purpose of financing any activity primarily intended to result in the sales of Advisor Class Shares as determined by the Board. Such activities typically include advertising, compensation for sales and marketing activities of the Distributor and banks, broker-dealers, and service providers; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest, and other overhead. To the extent any activity is one which the Fund may finance without a distribution plan, the Fund may also make payments to finance such activity outside of the Rule 12b-1 Plan and not be subject to its limitations. Payments under the Rule 12b-1 Plan are not dependent on distribution expenses actually incurred by the Distributor. The Rule 12b-1 Plan compensates the Distributor regardless of expense, and accordingly, a portion of the payments by the Fund may be used indirectly to finance distribution activities on behalf of other Gabelli/GAMCO funds and a portion of the payments by such other funds may be used to finance distribution activities on behalf of the Fund. The Rule 12b-1 Plan is intended to benefit the Fund, among other things, by increasing its assets and thereby reducing the Fund's expense ratio.

Under its terms, the Rule 12b-1 Plan remains in effect so long as its continuance is specifically approved at least annually by vote of the Fund's Board, including a majority of the Independent Directors. The Rule 12b-1 Plan may not be amended to increase materially the amount to be spent for services provided by the Distributor thereunder without shareholder approval, and all material amendments of the Rule 12b-1 Plan must also be approved by the Board in the manner described above. The Rule 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Under the Rule 12b-1 Plan, the Distributor will provide the Directors with periodic reports of amounts expended under the Rule 12b-1 Plan and the purpose for which expenditures were made.


For the fiscal year ended December 31, 2009, the Distributor identified expenditures for the Fund of approximately $[__] for advertising and promotion, $[__] for printing, postage, and stationary, $[__] for overhead support expenses, $[__] for salaries of personnel of the Distributor, $[__] for advanced commissions, and $[__] for third party servicing fees. Due to the possible continuing nature of Rule 12b-1 payments, long-term investors may pay more than the economic equivalent of the maximum front-end sale charge permitted by the Financial Industry Regulatory Authority ("FINRA").

Pursuant to the Rule 12b-1 Plan, the Fund pays the Distributor 0.25% of its average daily net assets of Advisor Class Shares. Pursuant to the Distribution Agreement, the Fund appoints the Distributor as its general distributor and exclusive agent for the sale of the Fund's shares. The Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. The Distribution Agreement shall remain in effect from year to year provided that continuance of such agreement shall be approved at least annually (a) by the Fund's Board, including a vote of a majority of the Independent Directors cast in person at a meeting called for the purpose of voting on such approval or (b) by the vote of the holders of a majority of the outstanding securities of the Fund and by a vote of the majority of Independent Directors cast in person at a meeting called for the purpose of such approval. The Distribution Agreement may be terminated by either party thereto upon 60 days' written notice.


For the fiscal year ended December 31, 2009, the Fund incurred distribution costs for Advisor Class Shares of $[__] payable to the Distributor. The plan compensates the Distributor regardless of its expense.

The Class AAA Shares were first offered to the public on May 1, 1998. The Adviser Class Shares were first offered to the public on May 1, 2007.

Shares of the Fund may also be purchased through shareholder agents that are not affiliated with the Fund or the Distributor. There is no sales or service charge imposed by the Fund other than as may be described in the applicable Prospectus for the Advisor Class Shares and the AAA Class Shares under the "Summary" section, but agents who do not receive distribution payments or sales charges may impose a charge to the investor for their services. Such fees may vary among agents, and such agents may impose higher initial or subsequent investment requirements than those established by the Fund. Services provided by broker-dealers may include allowing the investor to establish a margin account and to borrow on the value of the Fund's Shares in that account. It is the responsibility of the shareholder's agent to establish procedures which would assure that upon receipt of an order to purchase shares of the Fund, the order will be transmitted so that it will be received by the Distributor before the time when the price applicable to the buy order expires.

The amounts included above as third party servicing fees include amounts paid to the providers of various programs that make shares available to their customers. Subject to tax limitations and approvals by the Board, the Fund also makes payments to the providers of these programs, out of its assets other than Rule 12b-1 payments, in amounts not greater than savings of expenses the Fund would incur in maintaining shareholder accounts for those who invest in the Fund directly rather than through these programs. The Adviser and its affiliates may also pay for all or a portion of these program's charges out of their financial resources other than Rule 12b-1 fees.


No Independent Director of the Fund had a direct or indirect financial interest in the operation of the Rule 12b-1 Plan or related agreements. Those interested persons who beneficially own stock in affiliates of the Adviser or the Distributor or are employed by one of the Gabelli Companies may be deemed to have an indirect financial interest.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser and its affiliates currently serve as investment adviser to a number of investment companies and private account clients and may in the future act as adviser to others. It is the policy of the Adviser and its affiliates to allocate investments suitable and appropriate for each such client in a manner believed by the Adviser to be equitable to each client. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of the Fund and other client accounts.


Under the Contract, the Adviser is authorized on behalf of the Fund to employ brokers to effect the purchase or sale of portfolio securities with the objective of obtaining prompt, efficient, and reliable execution and clearance of such transactions at the most favorable price obtainable ("best execution") at a reasonable expense. The Adviser is permitted to (1) direct Fund portfolio brokerage to the Distributor, a broker-dealer member of FINRA and an affiliate of the Adviser; and (2) pay commissions to brokers other than the Distributor which are higher than what might be charged by another qualified broker to obtain brokerage and/or research services considered by the Adviser to be useful or desirable for its investment management of the Fund and/or other advisory accounts under the management of the Adviser and any investment adviser affiliated with it. The Adviser does not consider the sales of shares of the Fund or other investment funds managed by the Adviser and its affiliates by brokers, including the Distributor, as a factor in its selection of brokers or dealers for the Fund's portfolio transactions and has adopted compliance policies and procedures for itself and its affiliates to prevent any such transactions on that basis.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions, which may vary among brokers. Transactions in securities other than those for which a securities exchange is the principal market are generally executed through a principal market maker. However, such transactions may be effected through a brokerage firm and a commission is paid whenever it appears that the broker can obtain a price that is at least as favorable taking into account its commissions. In general, there may be no stated commission on principal transactions in over-the-counter securities, but the prices of such securities usually may include undisclosed commissions or markups. Option transactions will usually be effected through a broker and a commission will be charged. The Fund also expects that securities will be purchased at times in underwritten offerings where the price includes a fixed amount of compensation generally referred to as a concession or discount.

The policy of the Fund regarding purchases and sales of securities and options for its portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient execution of transactions. In seeking to implement the Fund's policies, the Adviser effects transactions with those brokers and dealers who the Adviser believes can obtain the most favorable prices and are capable of providing efficient executions. If the Adviser believes such price and execution are obtainable from more than one broker or dealer, it may give consideration to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Fund or the Adviser of the type described in Section 28(e) of the Securities Exchange Act of 1934, as amended. In doing so, the Fund may also pay higher commission rates than the lowest available when the Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of potential and existing investments.


Research services furnished by brokers or dealers through which the Fund effect securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of such other accounts. The purpose of this sharing of research information is to avoid duplicative charges for research provided by brokers and dealers. Neither the Fund nor the Adviser has any agreement or legally binding understanding with any broker or dealer regarding any specific amount of brokerage commissions which will be paid in recognition of such services. However, in determining the amount of portfolio commissions directed to such brokers or dealers, the Adviser does consider the level of services provided and, based on such determinations, the Adviser has allocated brokerage commissions of $[__] on portfolio transactions in the principal amount of $[__] during the fiscal year ended December 31, 2009, to broker dealers who provided research services to the Adviser.


Investment research obtained by allocations of Fund brokerage is used to augment the scope and supplement the internal research and investment strategy capabilities of the Adviser but does not reduce the overall expenses of the Adviser to any material extent. Such investment research may be in written form or through direct contact with individuals and includes information on particular companies and industries as well as market, economic, or institutional activity areas. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser and its advisory affiliates in carrying out their responsibilities with respect to all of their accounts over which they exercise investment discretion. Such investment information may be useful only to one or more of the other accounts of the Adviser and its advisory affiliates, and research information received for the commissions of those particular accounts may be useful both to the Fund and one or more of such other accounts.

The Adviser may also place orders for the purchase or sale of portfolio securities with the Distributor when it appears that, as an introducing broker or otherwise, the Distributor can obtain a price, execution, and commission, which is at least as favorable as that obtainable by other qualified brokers and at a commission rate at least as favorable as it provides to its best customers for similar transactions. As required by Rule 17e-1 under the 1940 Act, the Board has adopted procedures which provide that the commissions paid to the Distributor on brokerage transactions must not exceed those which would have been charged by another qualified broker or member firm able to effect the same or a comparable transaction at an equally favorable price or those the Distributor charges its most favored customers on similar transactions. Rule 17e-1 under the 1940 Act and the Fund's procedures contain requirements that the Board, including the Independent Directors, review such commissions and transactions quarterly and procedures at least annually to determine their continuing appropriateness. The Adviser is also required to furnish reports and maintain records in connection with the reviews.

To obtain the best execution of portfolio trades on the New York Stock Exchange ("NYSE"), the Distributor controls and monitors the execution of such transactions on the floor of the NYSE through independent "floor brokers" or the Designated Order Turnaround System of the NYSE. Such transactions are then cleared, confirmed to the Fund for the account of the Distributor, and settled directly with the Custodian of the Fund by a clearing house member firm which remits the commission less its clearing charges to the Distributor. The Distributor may also effect Fund portfolio transactions in the same manner and pursuant to the same arrangements on other national securities exchanges which adopt direct access rules similar to those of the NYSE. In addition, the Distributor may directly execute transactions for the Fund on the floor of any exchange, provided: (i) the Fund's Board has expressly authorized the Distributor to effect such transactions; and (ii) the Distributor annually advises the Fund of the aggregate compensation it earned on such transactions.

The following table sets forth certain information regarding the Fund's payment of brokerage commissions for the fiscal years ended December 31 as indicated:


                                                                            Fiscal Year
                                                                               Ended      Commissions
                                                                           December 31,       Paid
                                                                           ------------   -----------
Total Brokerage Commissions Paid                                               2007        $489,377
                                                                               2008        $324,979
                                                                               2009        $[_____]
Commission paid to Gabelli & Company                                           2007        $406,199
                                                                               2008        $230,614
                                                                               2009        $[_____]
% of Total Brokerage Commissions paid to Gabelli & Company*                    2009         [_____]%
% of Total Transactions involving Commissions paid to Gabelli & Company*       2009         [_____]%


The Fund's total commissions generally fell over the past three years due to the lower dollar volume of portfolio trades and the commission amounts charged by the Distributor.


As of the fiscal year ended December 31, 2009, the Fund held securities of the following regular broker-dealers or their parents:


  Name of Regular Broker-Dealer               Aggregate
      or Its Parent (Issuer)        Shares   Market Value
  -----------------------------     ------   ------------
JPMorgan Chase & Co.                 2,000     $63,060
The Bank of New York Mellon Corp.    2,000     $56,660

                              REDEMPTION OF SHARES

Payment of the redemption price for shares redeemed may be made either in cash or in portfolio securities (selected at the discretion of the Board of the Fund and taken at their value used in determining the Fund's NAV as described under "Determination of Net Asset Value"), or partly in cash and partly in portfolio securities. However, payments will be made wholly in cash unless shareholder has redeemed more than $250,000 over the preceding three months and the Adviser believes that economic conditions exist which would make payments in cash detrimental to the best interests of the Fund. If payment for shares redeemed is made wholly or partly in portfolio securities, brokerage costs may be incurred by the investor in converting the securities to cash. The Fund will not distribute in-kind portfolio securities that are not readily marketable.

Cancellation of purchase orders for Fund shares (as, for example, when checks submitted to purchase shares are returned unpaid) causes a loss to be incurred when the NAV of the Fund shares on the date of cancellation is less than on the original date of purchase. The investor is responsible for such loss, and the Fund may reimburse itself or the Distributor for such loss by automatically redeeming shares from any account registered at any time in that shareholder's name, or by seeking other redress. If the Fund is unable to recover any loss to itself, it is the position of the SEC that the Distributor will be immediately obligated to make the Fund whole.

The Fund imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange any of your shares within seven (7) days or less after the date of a purchase. The fee, its manner of calculation and exceptions to its applicability are discussed in the Fund's Prospectuses. The fee is not a sales charge (load) and is paid directly to the respective Fund and not the Adviser or Distributor.

                        DETERMINATION OF NET ASSET VALUE

NAV is calculated separately for each class of the Fund. The NAV of Advisor Class Shares of the Fund, as applicable, will generally be lower than the NAV of Class AAA Shares, as applicable, as a result of the higher service and distribution-related fees to which Advisor Class Shares are subject. It is expected, however, that the NAV of each class will tend to converge immediately after the recording of dividends, if any, which will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.

For purposes of determining the Fund's NAV, portfolio securities listed or traded on a nationally recognized securities exchange or traded in the over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices, or, if there were no asked prices quoted on such day, the security is valued at the most recently available bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price, or, if the Board so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value of American Depositary Receipts
(ADR) securities at the close of the U.S. exchanges; and evaluation of any other information that could be indicative of the value of the security.

The Fund may obtain valuations on the basis of prices provided by a pricing service approved by the Board. All other investment assets, including restricted and not readily marketable securities, are valued in good faith at fair value under procedures established by and under the general supervision and responsibility of the Fund's Board. Further information on fair valuation is provided in the Fund's Prospectuses under "Pricing of Fund Shares".

In addition, whenever developments in one or more securities markets after the close of the principal markets for one or more portfolio securities and before the time as of which the Fund determines its NAV would, if such developments had been reflected in such principal markets, likely have more than a minimal effect on the Fund's NAV, the Fund may fair value such portfolio securities based on available market information as of the time the Fund determines its NAV.

NYSE CLOSINGS. The holidays (as observed) on which the NYSE is closed, and therefore days upon which shareholders cannot redeem shares, currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and on the preceding Friday or subsequent Monday when a holiday falls on a Saturday or Sunday, respectively.

                       DIVIDENDS, DISTRIBUTIONS, AND TAXES


Each dividend and capital gains distribution, if any, declared by the Fund on its outstanding shares will, unless you have elected otherwise, be paid on the payment date fixed by the Board in additional shares of the Fund having an aggregate NAV as of the ex-dividend date of such dividend or distribution equal to the cash amount of such distribution. An election to receive dividends and distributions in cash or in additional shares may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. No sales charges or other fees are imposed on shareholders in connection with the reinvestment of dividends and capital gains distributions. There is no fixed dividend rate, and there can be no assurance that the Fund will realize any capital gains or other income with which to pay dividends and distributions.


TAXATION

GENERAL


Set forth below is a discussion of certain U.S. Federal income tax issues concerning the Fund and the purchase, ownership, and disposition of Fund shares. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change and which may be retroactive. This discussion does not purport to be complete or to deal with all aspects of U.S. Federal income taxation that may be relevant to investors in light of their particular circumstances. No ruling has been or will be sought from the Internal Revenues Service ("IRS") regarding any matter discussed herein. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position different from any of the tax aspects set forth below. Prospective investors should consult their own tax advisers with regard to the U.S. federal tax consequences of the purchase, ownership, or disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.


TAX STATUS OF THE FUND

The Fund has qualified and intends to remain qualified to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter of the taxable year (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of (I) any one issuer (other than U.S. Government securities and the securities of other regulated investment companies) (II) any two or more issuers (other than regulated investment companies) that it controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or (III) any one or more qualified publicly traded partnerships.

As a regulated investment company, the Fund generally is not subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed (or deemed distributed) in that taxable year. Any income or gains retained by the Fund will be subject to regular corporate-level income taxes. The Fund intends to distribute substantially all of its income and gains.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year an amount equal to at least the sum of (1) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made by the Fund with a November or December year-end to use the Fund's fiscal year), and (3) all ordinary income and capital gains for previous years that were not distributed during such years and upon which no income tax was imposed. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.


A distribution will be treated as paid on December 31 of a calendar year if it is declared by the Fund in October, November, or December of that year with a record date in such a month and paid by the Fund during January of the following year. Such a distribution will be taxable to shareholders in the calendar year in which the distribution is declared, rather than the calendar year in which it is received.

DISTRIBUTIONS


Distributions of investment company taxable income, whether paid in cash or reinvested in Fund shares, are taxable to U.S. shareholders as ordinary income. Properly designated distributions attributable to qualified dividends received by the Fund from certain U.S. and non-U.S. corporations are taxable to U.S. shareholders who are individuals at a reduced maximum rate of 15%, provided that certain holding period requirements are met. This reduced rate is currently scheduled to apply to qualified dividends received before January 1, 2011 and thereafter revert to ordinary rates, unless extended by legislation. Properly designated dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations and to the extent the aggregate amount of such dividends do not exceed the aggregate dividends received by the Fund for the taxable year, may, subject to limitations, be eligible for the dividends received deduction. The alternative minimum tax applicable to corporations, however, may reduce the value of the dividends received deduction.

Distributions of gains may be taxed at different rates depending on how long the Fund held the asset giving rise to such gains. Distributions of the excess of net long-term capital gains over net short-term capital losses, if any, properly designated by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to shareholders at the rates applicable to long-term capital gains, regardless of how long a shareholder has held Fund shares. The maximum U.S. federal income tax rate on net capital gain of individuals is generally 15% for such gain recognized before January 1, 2011, unless extended by legislation.

To the extent that the Fund retains any net capital gains, it may designate them as "deemed distributions" and pay a tax thereon for the benefit of its shareholders. In that event, the shareholders report their share of the amounts so designated on their individual tax returns as if it had been received, and report a credit for the tax paid thereon by the Fund. The amount of the deemed distribution net of such tax is then added to the shareholder's cost basis for his shares. Shareholders who are not subject to U.S. federal income tax or tax on capital gains should be able to file a return on the appropriate form and a claim for refund that allows them to recover the tax paid on their behalf.

If the Fund's distributions exceed the Fund's current and accumulated earnings and profits, the excess will be treated as a tax-free return of capital to the extent of the shareholder's basis in its shares (reducing the basis accordingly). Amounts exceeding the shareholder's basis will be treated as gain from the sale or exchange of the shares (capital gains, if the shareholders holds his shares as capital assets).


Shareholders will be notified annually as to the U.S. Federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the NAV of the shares received.


Investors should be careful to consider the tax implications of buying shares of the Fund just prior to the record date of a distribution (including a capital gain dividend). The price of shares purchased at such a time will reflect the amount of the forthcoming distribution, but the distribution will generally be taxable to the purchaser.


FOREIGN TAXES

The Fund may be subject to certain taxes imposed by the countries in which it invests or operates. The Fund will not have more than 50% of its total assets invested in securities of foreign governments or corporations and consequently will not qualify to elect to treat any foreign taxes paid by the Fund as having been paid by the Fund's shareholders.

DISPOSITIONS


Upon a redemption, sale or exchange of shares of the Fund, a shareholder generally will realize a taxable gain or loss depending upon the shareholder's basis in the shares. A gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and for non-corporate shareholders the rate of tax will depend upon the shareholder's holding period for the shares and the shareholders level of taxable income. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the date the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. If a shareholder holds Fund shares for six months or less and during that period receives a distribution taxable to the shareholder as long-term capital gain, any loss recognized on the sale of such shares during such six month period would be a long-term capital loss to the extent of such distribution.


An exchange from one share class within the Fund to another share class within the Fund is not a taxable transaction, provided that such classes have identical rights with respect to the Fund assets.

BACKUP WITHHOLDING


The Fund generally will be required to withhold U.S. federal income tax ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to shareholders if (1) the shareholder fails to furnish the Fund with the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.



CERTAIN REPORTABLE TRANSACTIONS

If a shareholder recognizes, in any taxable year, a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts for combinations of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.


OTHER TAXATION


Distributions may be subject to additional state, local, and foreign taxes, depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above, including the likelihood that certain ordinary income dividends distributed to them will be subject to withholding of U.S. tax at a rate of 30% (or a lower treaty rate, if applicable). For taxable years beginning before January 1, 2010 (and, if extended pursuant to pending legislation, for taxable years beginning before January 1, 2011), properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund's "qualified net interest income" (generally, the Fund's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally, the excess of the Fund's net short-term capital gain over the Fund's long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign investor will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). Investors should consult their own tax advisers regarding U.S. federal, state, local, and foreign tax considerations.


FUND INVESTMENTS

OPTIONS, FUTURES, AND FORWARD CONTRACTS. Any regulated futures contracts and certain options in which the Fund may invest may be "section 1256 contracts." Gains (or losses) on these contracts generally are considered to be 60% long-term and 40% short-term capital gains or losses. Also, section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized. Code section 1092, which applies to certain straddles, may affect the taxation of the Fund's sales of securities and transactions in financial futures contracts and related options. Under section 1092, the Fund may be required to postpone recognition of losses incurred in certain sales of securities and certain closing transactions in financial futures contracts or related options.

Special Code provisions applicable to Fund investments, discussed above, may affect characterization of gains and losses realized by the Fund, and may accelerate recognition of income or defer recognition of losses. The Fund will monitor these investments and when possible will make appropriate elections in order to mitigate unfavorable tax treatment.

                       INVESTMENT PERFORMANCE INFORMATION

From time to time, the Fund may quote its performance in advertisements or in reports and other communications to shareholders, computed according to formulas prescribed by the SEC.

The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because the performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Fund's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

In reports or other communications to shareholders or in advertising material, the Fund may compare its performance with that of other mutual funds as listed in the rankings prepared by Lipper Inc., Morningstar, Inc., or similar independent services that monitor the performance of mutual funds or other industry or financial publications. It is important to note that the total return figures are based on historical results and are not intended to indicate future performance. Shareholders may make inquiries regarding the Fund's total return figures to the Distributor.

In its reports, investor communications or advertisements, the Fund may also include: (i) descriptions and updates concerning its strategies and portfolio investments; (ii) its goals, risk factors, and expenses compared with other mutual funds; (iii) analysis of its investments by industry, country, credit quality, and other characteristics; (iv) a discussion of the risk/return continuum relating to different investments; (v) the potential impact of adding foreign stocks to a domestic portfolio; (vi) the general biography or work experience of the portfolio manager of the Fund; (vii) portfolio manager commentary or market updates; (viii) discussion of macroeconomic factors affecting the Fund and its investments; and (ix) other information of interest to investors.

                        DESCRIPTION OF THE FUND'S SHARES

The Corporation is an open-end management investment company organized as a Maryland corporation on October 30, 1992. Its authorized capital stock consists of one billion shares of stock having a par value of one tenth of one cent ($.001) per share. The Corporation is not required, and does not intend, to hold regular annual shareholder meetings, but may hold special meetings for consideration of proposals requiring shareholder approval, such as changing fundamental policies or upon the written request of 10% of the Fund's shares to replace its Directors. The Board is authorized to divide the unissued shares into separate series of stock, each series representing a separate, additional portfolio. On February 21, 2007, the Board reclassified the Fund's Shares into Class AAA Shares and Advisor Class Shares.

There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares will be redeemed at NAV, at the option of the shareholder.

The Corporation sends semi-annual and audited annual reports to all shareholders which include lists of portfolio securities and the Fund's financial statements, which shall be audited annually. Unless it is clear that a shareholder is a nominee for the account of an unrelated person or a shareholder otherwise specifically requests in writing, the Fund may send a single copy of a prospectus, semi-annual, annual, and other reports to shareholders to all accounts at the same address and all accounts of any person at that address.

The shares of the Fund have noncumulative voting rights which means that the holders of more than 50% of the shares can elect 100% of the Directors if the holders choose to do so, and, in that event, the holders of the remaining shares will not be able to elect any person or persons to the Board. Unless specifically requested by an investor who is a shareholder of record, the Fund does not issue certificates evidencing Fund shares.

                              FINANCIAL STATEMENTS


The Fund's financial statements for the year ended December 31, 2009, including the Report of [_____], independent registered public accounting firm, are incorporated herein by reference to the Fund's Annual Report. The Fund's Annual Report is available upon request and without charge by calling 800-GABELLI (800-422-3554) or through the Internet at www.gabelli.com. [_____] provides audit services, tax return preparation, and consultation in connection with certain SEC filings.

                 APPENDIX TO STATEMENT OF ADDITIONAL INFORMATION

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S ("MOODY'S") CORPORATE BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S RATING GROUP ("S&P'S") CORPORATE DEBT RATINGS

Aaa: Debt rated AAA has the highest rating assigned by S&P's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest, and repay principal for debt in this category than for debt in higher rated categories.

BB, B, Bonds rated BB, B, CCC, CC and C are regarded, on balance, as
CCC,   predominantly speculative with respect to capacity to pay interest and
CC, C: repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1: The rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

PLUS(+)OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S PREFERRED STOCK RATINGS

aaa: An issue which is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless expected to be maintained at adequate levels.

baa: An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue which is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payment.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's may apply numerical modifiers 1, 2 and 3 in each rating classification from "aa" through "b" in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       DESCRIPTION OF S&P'S PREFERRED STOCK RATINGS

AAA: This is the highest rating that may be assigned by S&P's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, Preferred stock rated BB, B, and CCC are regarded, on balance, as
CCC: predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock in arrears on dividends or sinking fund payments but that is currently paying.

C:     A preferred stock rated C is a non-paying issue.

D: A preferred stock rated D is a non-paying issue with the issuer in default on debt instruments.

       PLUS (+) OR MINUS (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                          GABELLI INVESTOR FUNDS, INC.

                                     PART C:

                                OTHER INFORMATION


Item 28. EXHIBITS:


      (a)(1) Articles of Incorporation of the Registrant, dated October 30, 1992, are incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed with the SEC via EDGAR on April 30, 1998 (Accession No. 0000950152-98-003815)
             ("Post-Effective Amendment No. 8").

      (a)(2) Articles of Amendment, dated February 10, 2005, are incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement as filed with the SEC via EDGAR on April 29, 2005 (Accession No. 0000935069-05-001070).

      (a)(3) Articles of Amendment, dated February 21, 2007, are incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement as filed with the SEC via EDGAR on April 30, 2007 (Accession No. 0000935069-07-000982 ("Post-Effective Amendment No. 20").

      (a)(4) Articles Supplementary, dated February 21, 2007, are incorporated by reference to Post-Effective Amendment No. 20.


      (b)(1) By-Laws of the Registrant are incorporated by reference to Post-Effective Amendment No. 8.

      (b)(2) Amended and Restated By-Laws of the Registrant, dated August 19, 2009, are filed herewith.


      (c)    Not Applicable.

      (d)(1) Investment Advisory Agreement between the Registrant and Gabelli Funds, LLC, dated March 10, 1993, is incorporated by reference to Post-Effective Amendment No. 8.

             Amendment No. 1 to the Investment Advisory Agreement, dated February 16, 2000, is incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2000 (Accession No.
             0000935069-00-000200).

      (d)(2) Contractual Management Fee Waiver and Expense Reimbursement Agreement, dated January 1, 2007, is incorporated by reference to Post-Effective Amendment No. 19.

      (e) Amendment and Restated Distribution Agreement between the Registrant and Gabelli & Company, Inc., is incorporated by reference to Post-Effective Amendment No. 20.

      (f)    Not Applicable.

      (g) Amended and Restated Master Custodian Agreement between the Registrant and State Street Bank & Trust Company ("State Street"), dated July 2, 2001, is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement as filed with the SEC via EDGAR on May 1, 2002 (Accession No. 0000935069-02-000393)
             ("Post-Effective Amendment No. 13").

      (h) Transfer Agency and Service Agreement between the Registrant and State Street, is incorporated by reference to Post-Effective Amendment No. 8.

      (i) Opinion and Consent of Counsel, is incorporated by reference to Post-Effective Amendment No. 20.


      (j) Consent of Ernst & Young, LLP, Independent Registered Public Accounting Firm, to be filed by Amendment.


             Power of Attorney is incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement as filed with the SEC on November 4, 1993 ("Post-Effective Amendment No. 1").

             Power of Attorney for Mario J. Gabelli, Vincent D. Enright and Mary
             E. Hauck, dated May 16, 2001, is incorporated by reference to Post-Effective Amendment No. 13.

      (k)    Not Applicable.

      (l) Subscription Agreement is incorporated by reference to Post-Effective Amendment No. 1.


      (m) Plan of Distribution pursuant to Rule 12b-1 relating to Advisory Class Shares, is incorporated by reference to Post-Effective Amendment No. 21.


      (n) Rule 18f-3 Multi-Class Plan, is incorporated by reference to Post-Effective Amendment No. 20.

      (o)    Not Applicable.


      (p) Revised Code of Ethics for the Registrant, Gabelli Funds, LLC, GAMCO Investors, Inc., Gabelli & Company, Inc., Teton Advisors, Inc., Gabelli Securities, Inc., and Gabelli Fixed Income LLC is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement as filed with the SEC via EDGAR on April 30, 2009 (Accession No. 0000935069-09-001127).



Item 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


             None.


Item 30. INDEMNIFICATION


             The basic effect of the respective indemnification provisions of the Registrant's By-Laws, the Investment Advisory Agreement with Gabelli Funds, LLC for The Gabelli ABC Fund and Section 2-418 of the Maryland General Corporation Law is to indemnify each officer and director of both the Registrant and Gabelli Funds, LLC to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to which such person would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in and the principal underwriter in connection with the successful defense of any action, suit or process proceeding) is asserted against the Registrant by such director, officer or controlling person or the distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

             Gabelli Funds, LLC (the "Adviser") is a registered investment adviser providing investment management and administrative services to the Registrant. The Adviser also provides similar services to other mutual funds.

             The information required by this Item 31 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of the Adviser during the past two fiscal years is incorporated by reference to Form ADV filed by the Adviser pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-37706).



Item 32. PRINCIPAL UNDERWRITERS

             (a) Gabelli & Company, Inc. ("Gabelli & Company") currently acts as distributor for Gabelli 787 Fund, Inc., The Gabelli Asset Fund, The Gabelli Blue Chip Value Fund, Gabelli Capital Series Funds, Inc., Comstock Funds, Inc., Gabelli Equity Series Funds, Inc., GAMCO Global Series Funds, Inc., GAMCO Gold Fund, Inc., The GAMCO Growth Fund, GAMCO International Growth Fund, Inc., The GAMCO Mathers Fund, The Gabelli Money Market Funds, The Gabelli SRI Fund, Inc., The Gabelli Utilities Fund, The Gabelli Value Fund Inc. and The GAMCO Westwood Funds.

             (b) The information required by this Item 32 with respect to each director, officer or partner of Gabelli & Company is incorporated by reference to Schedule A of Form BD filed by Gabelli & Company pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-21373).

             (c)  Not Applicable.



Item 33. LOCATION OF ACCOUNTS AND RECORDS


             All accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 through 31a-3 thereunder are maintained at the following offices:

        1.   Gabelli Funds, LLC
             One Corporate Center
             Rye, New York 10580-1422

        2.   PNC Global Investment Servicing (U.S.) Inc.
             99 High Street
             Boston, Massachusetts 02110

        3.   PNC Global Investment Servicing (U.S.) Inc.
             760 Moore Road
             King of Prussia, Pennsylvania 19406

        4.   State Street Bank and Trust Company
             One Heritage Drive
             North Quincy, Massachusetts 02171

        5.   Boston Financial Data Services, Inc.
             Two Heritage Drive
             North Quincy, Massachusetts 02171

Item 34. MANAGEMENT SERVICES


        Not Applicable.


Item 35. UNDERTAKINGS


        Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, GABELLI INVESTOR FUNDS, INC., has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rye and State of New York on the 26th day of February, 2010.


                                    By: /s/ Bruce N. Alpert
                                        ----------------------------------------
                                        Bruce N. Alpert
                                        President, Secretary, and Principal
                                        Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                                          TITLE                      DATE
----------                              -----------------------------   -----------------


Mario J. Gabelli*                       Chief Investment Officer        February 26, 2010
-------------------------------------
Mario J. Gabelli


/s/ Bruce N. Alpert                     President and Secretary         February 26, 2010
-------------------------------------   (Principal Executive Officer)
Bruce N. Alpert


/s/ Agnes Mullady                       Treasurer                       February 26, 2010
-------------------------------------   (Principal Financial Officer)
Agnes Mullady


Anthony J. Colavita*                    Director                        February 26, 2010
-------------------------------------
Anthony J. Colavita


Vincent D. Enright*                     Director                        February 26, 2010
-------------------------------------
Vincent D. Enright


Mary E. Hauck*                          Director                        February 26, 2010
-------------------------------------
Mary E. Hauck


Werner J. Roeder*                       Director                        February 26, 2010
-------------------------------------
Werner J. Roeder


-------------------------------------   Director
Kuni Namakura

*BY: /s/ Bruce N. Alpert
     --------------------------------
     Bruce N. Alpert
     Attorney-in-Fact

                                  EXHIBIT INDEX


EXHIBIT                                   DOCUMENT
-------    ----------------------------------------------------------------------
28(b)(2)   Amended and Restated By-Laws of the Registrant, dated August 19, 2009.